Entity Information	3 Months Ended
Mar. 31, 2011
Entity information
Entity registrant name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity central index key	0001119639
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well-known seasoned issuer	Yes
Entity common stock, shares outstanding	7,442,454,142

Document Information	3 Months Ended
Mar. 31, 2011
Document information
Document type	6-K
Document period end date	Mar 31, 2011
Amendment flag	true
Amendment description	Inclusion of the statements in XBRL format
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q1

Balance Sheets (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (Note 4)	$ 25,998	$ 17,633
Marketable securities (Note 5)	12,288	15,612
Accounts receivable, net	11,026	10,572
Inventories (Note 6)	14,595	11,834
Deferred income taxes (Note 3)	521	534
Recoverable taxes (Note 7)	6,164	5,260
Advances to suppliers	768	786
Other current assets	2,240	1,632
Total current assets	73,600	63,863
Property, plant and equipment, net (Note 8)	230,370	218,567
Investments in non-consolidated companies and other investments	6,250	6,312
Non-current assets
Accounts receivable, net	3,136	2,905
Advances to suppliers	2,943	3,077
Petroleum and alcohol account receivable from Federal Government	506	493
Marketable securities (Note 5)	3,128	3,099
Restricted deposits for legal proceedings and guarantees (Note 14 (a))	1,767	1,674
Recoverable taxes (Note 7)	6,211	6,407
Goodwill	194	192
Prepaid expenses	698	516
Other assets	1,748	1,578
Total non-current assets	20,331	19,941
Total assets	330,551	308,683
Current liabilities
Trade accounts payable	11,581	10,468
Current debt (Note 9)	9,726	8,960
Current portion of capital lease obligations (Note 11)	98	105
Income taxes payable	818	898
Taxes payable, other than income taxes	5,730	5,135
Payroll and related charges	2,230	2,617
Dividends and interest on capital payable (Note 13)	2,652	2,158
Employees' postretirement benefits obligation - Pension and Health Care (Note 12 (a))	824	782
Other payables and accruals	2,991	2,429
Total current liabilities	36,650	33,552
Long-term liabilities
Long-term debt (Note 9)	68,084	60,471
Capital lease obligations (Note 11)	123	117
Employees' postretirement benefits obligation - Pension and Health Care (Note 12 (a))	14,335	13,740
Deferred income taxes (Note 3)	14,494	12,704
Provision for abandonment	3,237	3,194
Contingencies (Note 14 (a))	772	760
Other liabilities	404	748
Total long-term liabilities	101,449	91,734
Shares authorized and issued (Note 13)
Preferred share - 2011 and 2010 - 5,602,042,788 shares	45,840	45,840
Common share - 2011 and 2010 - 7,442,454,142 shares	63,906	63,906
Additional paid in capital	(81)	(86)
Retained earnings
Appropriated	61,723	47,147
Unappropriated	4,104	13,758
Accumulated other comprehensive income
Cumulative translation adjustments	17,855	13,539
Postretirement benefit reserves adjustments net of tax ((US $1,433) and (US $1,401) for March 31, 2011 and December 31, 2010, respectively) - Pension cost and Health Care cost (Note 12 (a))	(2,779)	(2,719)
Unrealized gains on available-for-sale securities, net of tax	60	124
Unrecognized loss on cash flow hedge, net of tax	(14)	(15)
Petrobras Shareholders Equity	190,614	181,494
Noncontrolling interest	1,838	1,903
Total shareholders' equity	192,452	183,397
Total liabilities and shareholders equity	$ 330,551	$ 308,683

Balance Sheets Parenthetical (USD $) In Millions, except Share data	Mar. 31, 2011	Dec. 31, 2010
Shareholders equity
Preferred share - authorized	5,602,042,788	5,602,042,788
Preferred share - issued	5,602,042,788	5,602,042,788
Common share - authorized	7,442,454,142	7,442,454,142
Common share - issued	7,442,454,142	7,442,454,142
Postretirement benefit reserves adjustments	$ (1,433)	$ (1,401)

Statements Of Income (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income Statements
Sales of products and services	$ 41,122	$ 34,620
Less:
Value-added and other taxes on sales and services	(8,509)	(7,061)
Net operating revenues	32,613	27,559
Cost of Sales	(19,033)	(15,257)
Depreciation, depletion and amortization	(2,275)	(2,042)
Exploration, including exploratory dry holes	(524)	(539)
Impairment	0	(94)
Selling, general and administrative expenses	(2,322)	(2,052)
Research and development expenses	(296)	(217)
Other operating expenses	(769)	(1,057)
Total costs and expenses	(25,219)	(21,258)
Operating income	7,394	6,301
Equity in the results of non-consolidated companies	215	(12)
Financial income (Note 10)	1,045	413
Financial expenses (Note 10)	(388)	(356)
Monetary and exchange variation (Note 10)	575	(335)
Other taxes	(147)	(85)
Total	1,300	(375)
Income before income taxes	8,694	5,926
Income taxes expenses (Note 3)
Current	(730)	(1,776)
Deferred	(1,319)	216
Total income tax expense	(2,049)	(1,560)
Net income for the period	6,645	4,366
Less: Net income attributable to the noncontrolling interests	(121)	(49)
Net income attributable to Petrobras	6,524	4,317
Net income applicable to each Petrobras class of shares
Common	3,722	2,496
Preferred	2,802	1,821
[NetIncomeForTheYearAttributableToPetrobras]	$ 6,524	$ 4,317
Basic and diluted earnings per: (Note 13)
Common and Preferred Share	0.5	0.49
Common and Preferred ADS	1	0.98
Weighted average number of shares outstanding
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396

Statements Of Cash Flows (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities
Net income for the period	$ 6,645	$ 4,366
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	2,275	2,042
Dry hole costs	325	348
Equity in the results of non-consolidated companies	(215)	12
Exchange variation, monetary and financial charges	196	941
Deferred income taxes	1,319	(216)
Other	557	633
Working capital adjustments
Increase in accounts receivable, net	(484)	(1,112)
Increase in inventories	(2,475)	(432)
Increase (decrease) in advances to suppliers	(11)	63
Increase(decrease) in liabilities
Increase (decrease) in supliers	1,300	(699)
Increase in contingencies	4	558
Decrease in taxes payable, net of recoverable taxes	(118)	(526)
Other	(297)	(505)
Net cash provided by operating activities	9,021	5,473
Cash flows from investing activities
Additions to property, plant and equipment	(9,924)	(9,783)
Marketable securities and other investments activities	2,886	(56)
Net cash used in investing activities	(7,038)	(9,839)
Cash flows from financing activities
Proceeds from issuance and draw-down of short-term and long-term debt	9,148	5,570
Principal payments of short-term and long-term debt	(2,249)	(2,429)
Dividends and interest on shareholders equity paid to shareholders and minority interest	(1,035)	(13)
Net cash provided by (used in) financing activities	5,864	3,128
Increase (decrease) in cash and cash equivalents	7,847	(1,238)
Effect of exchange rate changes on cash and cash equivalents	518	(317)
Cash and cash equivalents at beginning of period	17,633	16,169
Cash and cash equivalents at the end of the period	25,998	14,614
Cash paid during the period for
Interest, net of amount capitalized	1,027	75
Income taxes	352	763
Withholding income tax on financial investments	573	414
Cash paid during the period for	1,952	1,252
Non-cash investing and financing transactions during the year
Recognition of asset retirement obligation - ASC Topic 410-20	0	36
Acquisitition of property, plant and equipment on credit	47	27
Total of non-cash investing and financing transactions during the year	$ 47	$ 63

Shar. Equity (USD $) In Millions	Total	Total Petrobras shareholders equity [Member]	Preferred shares [Member]	Common shares [Member]	Additional paid in capital [Member]	Cumulative translation adjustments [Member]	Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Unrecognized gains (losses) on available-for-sale securities, net of tax [Member]	Unrecognized loss on cash flow hedge, net of tax [Member]	Appropriated retained earnings [Member]	Capital reserve - tax incentive [Member]	Legal reserve [Member]	Undistributed earnings reserve [Member]	Statutory reserve [Member]	Unappropriated retained earnings [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2009	$ 95,420	$ 94,058	$ 15,106	$ 21,088	$ 707	$ 6,743	$ (1,646)	$ 24	$ (13)	$ 36,987	$ 296	$ 5,419	$ 30,755	$ 517	$ 15,062	$ 1,362
Transfer from unappropriated retained earnings	10,645										(7)	702	9,740	210
Unrealized gains (losses)	18							18
Tax effect	(30)						(24)	(6)
Change in the period	(2,045)				0	(2,112)	71		(4)
Net income for the period	49															49
Net income attributable to Petrobras	4,317														4,317
Dividends and interest on shareholders equity	(984)														(984)	0
Transfer to the controlling shareholder	0															0
Appropriation from tax incentive reserves	7														7
Appropriation to reserves	(10,652)														(10,652)
Other changes in the period	61															61
Comprehensive income (loss) is comprised as follows:
Net income for the period	4,366
Cumulative translation adjustments	(2,112)
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	47
Unrealized gains (losses) on available-for-sale securities	12
Unrecognized loss on cash flow hedge	(4)
Comprehensive income	2,309
Less: Net comprehensive income attributable to noncontrolling interest	(110)
Comprehensive income attributable to Petrobras	2,199
Balance at Mar. 31, 2010	96,806	95,334	15,106	21,088	707	4,631	(1,599)	36	(17)	47,632	289	6,121	40,495	727	7,750	1,472
Balance at Dec. 31, 2010	183,397	181,494	45,840	63,906	(86)	13,539	(2,719)	124	(14)	47,147	0	6,543	40,367	237	13,758	1,903
Stockholders' equity	190,614
Transfer from unappropriated retained earnings	14,576										0	1,226	12,714	636
Unrealized gains (losses)	(97)							(97)
Tax effect	64						31	33
Change in the period	4,230				5	4,316	(91)		0
Net income for the period	121															121
Net income attributable to Petrobras	6,524														6,524
Dividends and interest on shareholders equity	(1,669)														(1,602)	(67)
Transfer to the controlling shareholder	(65)															(65)
Appropriation from tax incentive reserves	0														0
Appropriation to reserves	(14,576)														(14,576)
Other changes in the period	(54)															(54)
Comprehensive income (loss) is comprised as follows:
Net income for the period	6,645
Cumulative translation adjustments	4,316
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	(60)
Unrealized gains (losses) on available-for-sale securities	(64)
Unrecognized loss on cash flow hedge	0
Comprehensive income	10,837
Less: Net comprehensive income attributable to noncontrolling interest	(67)
Comprehensive income attributable to Petrobras	10,770
Balance at Mar. 31, 2011	$ 192,452	$ 190,614	$ 45,840	$ 63,906	$ (81)	$ 17,855	$ (2,779)	$ 60	$ (14)	$ 61,723	$ 0	$ 7,769	$ 53,081	$ 873	$ 4,104	$ 1,838

Note 01 - Basis of Financial Statements Preparation	3 Months Ended
Mar. 31, 2011
Organization Consolidation and Presentation of Financial Statements [Abstract]
Note 01 - The Company and its Operations [Text Block]

1.      Basis of Financial Statements Preparation

The accompanying unaudited consolidated financial statements of Petróleo Brasileiro S.A. - Petrobras and its subsidiaries (together referred as “the Company”) have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC) for interim financial statements. Accordingly they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These unaudited consolidated financial statements and the accompanying notes should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2010 and the notes thereto.

The balance sheet at December 31, 2010, presented for comparison purpose, has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

The consolidated financial statements as of  March 31, 2011 and for the three-month periods ended March 31, 2011 and 2010, included in this report, are unaudited. However, in management's opinion, such consolidated financial statements reflect all normal recurring adjustments that are necessary for a fair presentation. The results for the interim periods are not necessarily indicative of trends or of results expected for the full year ending December 31, 2011.

The preparation of these financial statements requires the use of estimates and assumptions that reflect the assets, liabilities, revenues and expenses reported in the financial statements, as well as amounts included in the notes thereto. Management reviews its estimates periodically, including those related to oil and gas reserves, pension and health care liabilities, depreciation, depletion and amortization, abandonment costs, fair value of financial instruments, contingencies and income taxes. While the Company uses its best estimates and judgements, actual results could differ from those estimates as further confirming events occur.

Certain prior years amounts have been reclassified to conform to current year presentation standards. These reclassifications are not significant to the consolidated financial statements and had no impact on the Company’s net income.

Events subsequent to March 31, 2011, were evaluated until the time of the Form 6-K filing with the Securities and Exchange Commission.

Pursuant to Rule 436 (c) under the Securities Act of 1933 (the “Act”), this is not a “report” and should not be considered a part of any registration statement prepared or certified within the meanings of Sections 7 and 11 of the Act and therefore, the independent accountant’s liability under Section 11 does not extend to the information included herein.

Note 02 - Derivative Instruments, Hedging and Risk Management Activities	3 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Note 02 - Derivative Instruments, Hedging and Risk Management Activities [Text Block]

2.      Derivative Instruments, Hedging and Risk Management Activities

The Company is exposed to a number of market risks arising from its normal course of business. Such market risks principally involve the possibility that changes in interest rates, foreign currency exchange rates or commodity prices will adversely affect the value of the Company’s financial assets and liabilities or future cash flows and earnings.

Petrobras’ risk management is performed by means of its Board of Directors pursuant to a corporate policy risk management. In March 2010, regarding the new corporate governance model developed by the Company, the Financial Commitee, in place of the Risk Management Committee, was organized by the Executive Board. Such a Committee is sponsored by the Financial Board and made up of all executive managers from the Financial area, and executive managers of Business can also be called to discuss about specific subjects. Among the Financial Commitee liabilities, it shall evaluate risk exposures and establish guidelines to measure, supervise and manage the risk concerning the Company's operation. The Board of Directors shall be liable to decide about the issues.

The risk management policy of Petrobras aims at contributing towards an appropriate balance between its objectives for growth and return and its level of risk exposure, whether inherent to the exercise of its activities or arising from the context within which it operates, so that, through effective allocation of its physical, financial and human resources the Company may attain its strategic goals.

The Company may use derivative and non-derivative instruments to implement its corporate risk management strategy. However, by using derivative instruments, the Company exposes itself to credit and market risk. Credit risk is the failure of a counterparty to perform under the terms of the derivative contract. Market risk is the possible adverse effect on the value of an asset or liability, including financial instruments that results from changes in interest rates, currency exchange rates, or commodity prices. The Company addresses credit risk by restricting the counterparties to such derivative financial instruments to major financial institutions. Market risk is managed by the Company’s executive officers. The Company does not hold or issue derivative financial instruments for trading purposes.

a)      Commodity price risk management

The Company is exposed to commodity price risks as a result of the fluctuation of crude oil and oil product prices. The Company’s commodity risk management activities are primarily undertaking through the uses of future contracts traded on stock exchanges; and options and swaps entered into with major financial institutions. The Company does not use derivative contracts for speculative purposes.

The Company usually does not use derivatives to manage overall commodity price risk exposure, taking into consideration that the Company’s business plan uses conservative price assumptions associated to the fact that, under normal market conditions, price fluctuations of commodities do not represent a substantial risk to achieve strategic objectives.

The decision to enter into hedging or non-hedging derivatives is reviewed periodically and recommended, or not, to the Risk Management Committee. If entering into derivative is indicated, in scenarios with a significant probability of adverse events, and such decision is approved by the Board of Directors, the derivative transactions should be carried out with the aim of protecting the Company’s solvency, liquidity and execution of the corporate investment plan, considering an integrated analysis of all the Company’s risk exposures.

Outstanding derivative contracts aimed entered into in order to mitigate price risk exposures from specific transactions, in which positive or negative results in the derivative transactions are totally or partially offset by the opposite result in the physical positions. The transactions covered by commodity derivatives are certain cargoes traded from import and export operations and transactions between different geographical markets.

As a result of the Company’s current price risk management, derivatives are contracted for short term operations, to mitigate the price risk of specific forecasted transactions. The operations are carried out on the New York Mercantile Exchange (NYMEX) and the Intercontinental Exchange (ICE), as well as on the international over-the-counter market.

The Company’s exposure from these contracts is limited to the difference between the contract value and market value on the volumes contracted. Crude oil future contracts are marked-to-market and related gains and losses are recognized in current period earnings, irrespective of when the physical crude sales occur.

The main parameters used in risk management for variations of Petrobras’ oil and oil products prices are the cash flow at risk (CFAR) for medium-term assessments, Value at Risk (VAR) for short-term assessments, and Stop Loss. Corporate limits are defined for VAR and Stop Loss.

The main counterparties of operations for derivatives for oil and oil products are the New York Stock Exchange (NYMEX), the Intercontinental Exchange, BNP Paribas, Shell (STASCO) , Morgan Stanley and BP North America Chicago.

The commodity derivative contracts are reflected at fair value as either assets or liabilities on the Company’s consolidated balance sheets, recognizing gain or losses in earnings, using market to market accounting, in the period of change.

As of March 31, 2011, the Company had the following outstanding commodity derivative contracts:

Commodity Contracts Maturity in 2011	Notional amount in thousands of bbl* As of March 31, 2011

Futures and Forward contracts	(11,857)
Option contracts	(7,900)

* A negative notional value represents a sale position.

b)     Foreign currency risk management

Exchange risk is one of the financial risks that the Company is exposed to originating from changes in the levels or volatility of exchange rate. With respect to the management of these risks, the Company seeks to identify and handle them in an integrated manner, seeking to assure efficient allocation of the resources earmarked for the derivative.

Taking advantage of operating in an integrated manner in the energy segment, the Company seeks, primarily, to identify or create “natural risk mitigation”, benefiting from the correlation between its income and expenses. In the specific case of exchange variations inherent to the contracts with the cost and remuneration involved in different currencies, this natural risk mitigation is carried out through allocating the cash investments between the real and the US dollar or another currency.

The risk management is based on the Company’s net exposure. Periodical analyses of the exchange risk are prepared, assisting the decisions of the executive committee. The exchange risk management strategy involves the use of derivative instruments to minimize the exchange exposure of certain of the Company’s obligations.

BR Distribuidora (wholly owned subsidiary) entered into an over the counter contract, not qualified as hedge accounting, for covering the trading margins inherent to exports (aviation segment) for foreign clients. The objective of the operation, contracted contemporaneously with the definition of the cost of the products exported, is to lock the trading margins agreed with the foreign clients. Internal policy limits the volume of derivative contracts to the volume of products exported.

The volume of hedge executed for the exports occurring between January and March 2011 represented 48.2% of the total exported by BR Distribuidora. The settlements of the operations that matured between January 1 and March 31, 2011 generated a positive result for the Company of US $2.

The over the counter contract is presented at fair value as either assets or liabilities on the Company’s consolidated balance sheets, recognizing gains or losses in earnings, using market to market accounting, in the period of change.

As of March 31, 2011, the Company had the following foreign currency derivative contracts, not qualified as hedging accounting:

Notional Amount
Foreign Currency	US $ million

Sell USD / Pay BRL	86

Cash flow hedge

In March 2006, the Company contracted a hedge known as a cross currency swap for coverage of the bonds issued in Yens in order to fix the Company’s costs in this operation in dollars. In a cross currency swap there is an exchange of interest rates in different currencies. The exchange rate of the Yen for the US dollar is fixed at the beginning of the transaction and remains fixed during its existence. The Company does not intend to settle these contracts before the end of the term.

The Company has qualified its cross currency swap as a cash flow hedge. Both at the inception of a hedge and on an ongoing basis, a cash flow hedge is expected to be highly effective in achieving to offset cash flows attributable to the hedged risk during the term of the hedge. Derivative instruments qualified as cash flow hedges are reflected as either assets or liabilities on the Company’s consolidated balance sheets. Change in fair value, to the extent the hedge is effective, is presented in accumulated other comprehensive income until the cash flows of the hedged item occurs.

Effectiveness tests are conducted quarterly in order to measure how the changes in the fair value or the cash flow of the hedged items are being absorbed by the hedge mechanisms. The effectiveness calculation indicated that the cross currency swap is highly effective to offset the variation in the cash flows of the bonds issued in Yens.

As of  March 31, 2011, the Company had the following cross currency swaps:

Cross Currency Swaps
Maturing in 2016%		Notional Amount (Million)

Fixed to fixed
Average Pay Rate (USD)	5.69	US $298
Average Receive Rate (JPY)	2.15	JPY $35,000

c)   Embedded derivatives

Derivatives embedded within other financial instruments or other host contracts are treated as separate derivatives when they have a price based on an underlying that is not clearly and closely related to the asset being sold or purchased. The assessment is made only at the inception of the contracts. Such derivatives are separately from the host contract and recognized at fair value with changes in fair value recognized in earnings.

Sale of ethanol

Petrobras through its subsidiary, Petrobras International Finance (PifCo), entered into a sales contract of 143,000 m³ per year of ethanol, with Toyota Tsusho Corporation, for ten years subject to renegotiation of prices and termination after the first five years. The sales price formula is based on both quotations: ethanol and naphtha.

Naphtha is an extraneous underlying to the cost and fair value of the asset being sold.  The embedded derivative was bifurcated from the host contract and recognized at fair value through earnings.

The Company determined the fair value based on the difference between the spreads for naphtha and ethanol. The market quotations used in the measurement were obtained from the CBOT (Chicago Board of Trade) future market. In accordance with ASC 820, fair value was classified at level 3.

	Notional amount in thousand of bbl	Fair Value	Maturity

Forward Contract
Long position	715	US $28	2016

d)      Interest rate risk management

The Company’s interest rate risk is a function of the Company’s long-term debt and to a lesser extent, its short-term debt. The Company’s foreign currency floating rate debt is principally subject to fluctuations in LIBOR and the Company’s floating rate debt denominated in Reais is principally subject to fluctuations in the Brazilian long-term interest rate (TJLP) as fixed by the National Monetary Counsel. The Company currently does not use derivative financial instruments to manage its exposure to fluctuations in interest rates.

e)   Tabular presentation of the location and amounts of derivative fair values

The effect of derivative instruments on the balance sheets for the three-month period ended March 31, 2011, is presented as follows:

	Derivatives
In millions of dollars	Asset		Liability
As of March 31,	2011		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	109		-
Total		109		-

Derivatives not qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	5	Other payables and accruals	-

Commodity contracts	Other current assets	144	Other payables and accruals	(183)

Total		149		(183)
Total Derivatives		258		(183)

The effect of derivative instruments on the balance sheets for the year ended December 31, 2010 is presented as follows:

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2010		2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	115		-
Total		115		-

Derivatives not qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	2	Other payable and accruals	-
Commodity contracts	Other current assets	48	Other payables and accruals	(42)

Total		50		(42)
Total Derivatives		165		(42)

The effect of derivative instruments on the statement of financial position for the three-month period ended March 31, 2011, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	March 31, 2011		March 31, 2011	March 31, 2011

Foreign exchange contracts	(10)	Financial Expenses	11	-
	(10)		11	-

The effect of derivative instruments on the statement of financial position for the three-month period ended March 31, 2010, is reflected as follows:.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	March 31, 2010		March 31, 2010	March 31, 2010

Foreign exchange contracts	(10)	Financial Expenses	5	-
	(10)		5	-

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		March 31, 2011

Foreign exchange contracts	Financial income/(expenses) net	6
Commodity contracts	Financial income/(expenses) net	(146)

Total		(140)

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		March 31, 2010

Foreign exchange contracts	Financial income/(expenses) net	(1)
Commodity contracts	Financial income/(expenses) net	(39)

Total		(40)

Note 03 - Income Taxes	3 Months Ended
Mar. 31, 2011
Income Tax Disclosure [Abstract]
Note 03 - Income Taxes [Text Block]

3.      Income Taxes

Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal income tax. The statutory enacted tax rates for income tax and social contribution have been 25% and 9%, respectively, for the three-month periods ended March 31, 2011 and 2010.

The Company’s taxable income is substantially generated in Brazil and is therefore subject to the Brazilian statutory tax rate.

The following table reconciles the tax calculated based upon the Brazilian statutory tax rate of 34% to the income taxes expenses recorded in the consolidated statements of income.

	Three-month periods ended March 31,
	2011	2010

Income before income taxes and noncontrolling interests
Brazil	8,741	6,425
International	(47)	(499)

	8,694	5,926

Tax expense at statutory rates - (34%)	(2,956)	(2,015)

Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(57)	(50)
Tax benefits on interests on shareholders’ equity	545	334
Foreign income subject to different tax rates	398	124
Tax incentive (1)	17	39
Other	4	8

Income taxes expenses per consolidated statement of income	(2,049)	(1,560)

(1)           On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras’ right to deduct certain tax incentives from income tax payable, covering the tax years of 2006 until 2015. During the three-month period ended March 31, 2011, Petrobras recognized a tax benefit in the amount of US $17 (US $39 on March 31, 2010) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

The following table shows a breakdown between domestic and international income taxes benefits (expenses) attributable to income from continuing operations:

	Three-month periods ended March 31,
	2011	2010

Income taxes expenses per consolidated statement of income:
Brazil
Current	(824)	(1,746)
Deferred	(1,304)	251

	(2,128)	(1,495)

International
Current	94	(30)
Deferred	(15)	(35)

	79	(65)

Income taxes expenses	(2,049)	(1,560)

The major components of the deferred income taxes accounts in the consolidated balance sheets are as follows:

	March 31, 2011	December 31, 2010

Current assets	(521)	540
Valuation allowance	-	(5)
Current liabilities	(9)	(1)

Net current deferred tax assets	(530)	534

Non-current assets
Employees’ postretirement benefits, net of Accumulated postretirement benefit reserves adjustments	1,421	1,458
Tax loss carryforwards	2,488	2,364
Other temporary differences, not significant individually	2,373	801
Valuation allowance	(1,812)	(1,803)

	4,470	2,820

Non-current liabilities
Capitalized exploration and development costs	(12,882)	(11,292)
Property, plant and equipment	(1,361)	(1,597)
Exchange variation	(2,603)	(1,390)
Other temporary differences, not significant individually	(1,774)	(928)

	(18,620)	(15,207)

Net non-current deferred tax liabilities	(14,150)	(12,387)

Non-current deferred tax assets	344	317

Non-current deferred tax liabilities	(14,494)	(12,704)

Net deferred tax liabilities	(14,680)	(11,853)

The Company and its subsidiaries file income tax returns in Brazil and in many foreign jurisdictions. These tax returns are open to examination by the respective tax authorities in accordance with each local legislation.

As of and for the three-month period ended March 31, 2011, the Company did not have any material unrecognized tax benefits. Additionally, the Company does not expect that the amount of the unrecognized tax benefits will change significantly within the next twelve months.

Note 04 - Cash and Cash Equivalents	3 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents [Abstract]
Note 04 - Cash and Cash Equivalents [Text Block]

4.      Cash and Cash Equivalents

	March 31, 2011	December 31, 2010

Cash	1,993	1,974
Investments - Brazilian Reais (1)	17,145	7,819
Investments - U.S. dollars (2)	6,860	7,840

	25,998	17,633

(1)  Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.

Note 05 - Marketable Securities	3 Months Ended
Mar. 31, 2011
Investments Debt and Equity Securities [Abstract]
Note 05 - Marketable Securities [Text Block]

5.      Marketable Securities

	March 31, 2011

		December 31, 2010

Marketable securities classification:

Available-for-sale	3,189

		3,162
Trading	12,068

		15,395
Held-to-maturity	159

		154

	15,416

		18,711
Less: Current portion of marketable securities	(12,288)

		(15,612)
Long-term portion of marketable securities	3,128

		3,099

Available-for-sale securities are presented as “Non-current assets”, as they are not expected to be sold or liquidated within the next twelve months. As of  March 31, 2011, Petrobras had a balance of US $2,963 linked to B Series National Treasury Notes, which are accounted for as available-for-sale securities in accordance with Codification Topic 320.

On October 23, 2008, the B Series National Treasury Notes were used as a guarantee after the confirmation of the agreements into with Petros, Petrobras’ pension plan (see Note 12 (b)). The nominal value of the NTN-Bs is based on variations in the Amplified Consumer Price Index (IPCA). The maturities of these notes are 2024 and 2035 and they bear interest coupons of 6% p.a., which is paid semi-annually. At March 31, 2011, the balances of the National Treasury Notes - Series B (NTN-B) are measured in accordance to their market value, based on the average prices disclosed by the National Association of Open Market Institutions (ANDIMA).

During the first quarter of  2011, Petrobras invested a portion of the resources raised from the Global Offering primarily in Brazilian Treasury Securities with original maturity of more than three months. These securities were classified as trading, in accordance with Codification Topic 320, due to the purpose of selling them in the near term.

Note 06 - Inventories	3 Months Ended
Mar. 31, 2011
Inventory Disclosure [Abstract]
Note 06 - Inventories [Text Block]

6.      Inventories

	March 31, 2011	December 31, 2010

Products
Oil products	4,524	3,799
Fuel alcohol	324	286

	4,848	4,085

Raw materials, mainly crude oil	7,607	5,690
Materials and supplies	1,971	2,044
Other	213	69

	14,639	11,888

Current inventories	14,595	11,834

Long-term inventories	44	54

Inventories are stated at the lower of cost or net realizable value. As a result of the decline in the market prices of oil products, the Company recognized a loss of US $42 for the three-month period ended March 31, 2011 (US $68 for the three-month period ended March 31, 2010), which was classified as other operating expenses in the consolidated income statement.

Note 07 - Recoverable Taxes	3 Months Ended
Mar. 31, 2011
Recoverable Taxes
Note 07 - Recoverable Taxes [Text Block]

7.      Recoverable Taxes

Recoverable taxes consisted of the following:

	March 31, 2011	December 31, 2010

Local:
Domestic value-added tax (ICMS) (1)	3,255	3,022
PASEP/COFINS (2)	7,366	6,885
Income tax and social contribution	1,168	1,265
Foreign value-added tax (IVA)	35	42
Other recoverable taxes	551	453

	12,375	11,667

Less: Long-term recoverable taxes	(6,211)	(6,407)

Current recoverable taxes	6,164	5,260

(1) Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2) Composed of credits arising from non-cumulative collection of PASEP and COFINS, which can be compensated with other federal taxes payable.

The recoverable income tax and social contribution will be offset against future income taxes payable.

Petrobras plans to fully recover these taxes, and as such, no allowance has been provided.

Note 08 - Property, Plant and Equipment, Net	3 Months Ended
Mar. 31, 2011
Property Plant and Equipment [Abstract]
Note 08 - Property, Plant and Equipment, Net [Text Block]

8.   Property, Plant and Equipment, Net

a)   Accounting treatment of Assignment Agreement (“Cessão Onerosa”)

On September 3, 2010, Petrobras entered into an agreement with the Brazilian federal government (Assignment Agreement), under which the government assigned to the Company the right to conduct research activities and the exploration and production of fluid hydrocarbons in specified pre-salt areas, subject to a maximum production of five billion barrels of oil equivalent up to 40 years renewable for more five years upon certain conditions.

The Assignment Agreement provides for a subsequent revision of the volume and the price, based on an independent third party assessment. If the contract parties determine that the value of the rights acquired is higher than the initial purchase price, the Company may either pay the difference to the Brazilian federal government, in which case is expected the recognition of the difference as Property Plant & Equipment (long-term asset), or reduce the total volume acquired under the contract, in which case there would be no impact on the balance sheet. If the contract parties determine that the value of the rights acquired is lower than the initial purchase price, the Brazilian federal government will pay for the difference in cash and/or bonds, dependent of Government Budget conditions and it is expected a reduction of the amount originally recorded as Property Plant & Equipment (long-term asset) by the amount received from the Brazilian federal government.

The Company will record any adjustment to the acquisition cost, when it is probable and determinable it will pay or receive in the future, amounts as a result of the subsequent revision.

Note 09 - Financings	3 Months Ended
Mar. 31, 2011
Financings [Abstract]
Note 09 - Financings [Text Block]

9.   Financing

The Company has utilized project financing to continue its development of exploration, production and related projects.

The VIE's associated with the project financing projects are consolidated based on ASC Topic 810-10-25 (“Variable Interest Entities”).

The Company's short-term borrowings are principally sourced from commercial banks and include import and export financing denominated in United States dollars, as follows:

The weighted average annual interest rates on outstanding short-term borrowings were 1.93% and  2.31% at  March 31, 2011 and December 31, 2010, respectively.

	Current		Non- current
	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010
Foreign
Financial institutions	7,235	6,381	17,883	17,460
Bearer bonds - Notes	467	587	18,326	11,573
Trust Certificates - Senior/Junior	69	71	177	194
Other	1	2	100	307
	7,772	7,041	36,486	29,534

In Brazil
BNDES	987	1,269	19,512	19,384
Debentures	196	189	1,508	1,427
FINAME - Earmarked for construction of Bolívia -Brazil gas pipeline	43	42	339	233
Export credit notes	238	66	6,431	6,295
Bank credit certificate	30	32	2,214	2,164
Other	460	321	1,594	1,434
	1,954	1,919	31,598	30,937

	9,726	8,960	68,084	60,471

Interest on debt	894	869
Current portion of long-term debt	2,653	2,883
Current debt	6,179	5,208

Total debt	9,726	8,960

a)   Long-term debt

•         Composition of foreign currency denominated debt by currency

	March 31, 2011	December 31, 2010

Currency
United States dollars	34,727	27,583
Japanese Yen	1,615	1,651
Euro	144	131
Other	-	169

	36,486	29,534

•         Maturities of the principal of long-term debt

The long-term portion at March 31, 2011, becomes due in the following years:

2012	3,556
2013	2,927
2014	3,684
2015	5,692
2016 and thereafter	52,225

68,084

The composition of annual interest rates on long-term debt are as follows:

	March 31, 2011	December 31, 2010
Foreign currency
6% or less	27,788	21,900
Over 6% to 8%	7,670	6,285
Over 8% to 10%	635	1,219
Over 10% to 12%	33	33
Over 12%	360	97

	36,486	29,534

Local currency
6% or less	4,352	2,426
Over 6% to 8%	15,544	17,932
Over 8% to 10%	1,417	592
Over 10% to 12%	1,527	9,759
Over 12%	8,758	228

	31,598	30,937

	68,084	60,471

Issuance of long-term debt

The main long-term funding carried out in the period from January to March 2011 is shown in the following table:

a.1) Foreign

Company	Date	US $	Maturity	Description

PifCo	Jan/2011	6,000	2016,2021 and 2041	Global Notes in the amounts of US $2,500, US $ 2,500 and US $1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.

PNBV	Mar/2011	650	2015 and 2021	Financing obtained from the Bank Tokyo-Mitsubish - Libor plus 1.25% p.a. and from the Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and Sace S.P.A. - Libor plus 1.10% p.a.

Charter	Jan/2011	750	2018	Financing obtained from the Standard Shatered, Libor plus 1.5% p.a.

		7,400

b)   Outstanding lines of credit with official credit agencies

b.1) Foreign

		US $
Company	Agency	Contracted	Used	Balance	Description
Petrobras	China Development Bank	10,000	7,000	3,000	Libor +2.8% p.a.

b.2) In Brazil

		US $
Company	Agency	Contracted	Used	Balance	Description

Transpetro (*)	BNDES	5,529	349	5,180	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a.

Petrobras	Banco do Brasil	307	234	73	Commercial Credit Certificate (FINAME) - 4.5% p.a.

Petrobras	Caixa Econômica Federal	184	-	184	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI

(*)  Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US $6,144, where 90% is financed by BNDES.

Note 10 - Financial Income Expenses, Net	3 Months Ended
Mar. 31, 2011
Financial Income Expenses Net [Abstract]
Note 10 - Financial Income (Expenses), Net [Text Block]

10. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variations, allocated to income for the three-month periods ended March 31, 2011 and 2010 are as follows:

	Three-month periods ended March 31,
	2011	2010
Financial expenses
Loans and financing	(1,136)	(774)
Leasing	-	(4)
Losses on derivative instruments (Note 2)	(141)	(45)
Repurchased securities losses	(6)	(7)
Other	(217)	(229)
	(1,500)	(1,059)

Capitalized interest	1,112	703

	(388)	(356)
Financial income
Investments	522	214
Marketable securities	396	108
Gains on derivative instruments (Note 2)	1	4
Clients	74	29
Other	52	58

	1,045	413

Monetary and exchange variations	575	(335)

	1,232	(278)

Note 11 - Capital Lease Obligations	3 Months Ended
Mar. 31, 2011
Leases Capital [Abstract]
Note 11 - Capital Lease Obligations [Text Block]

11. Capital Lease Obligations

The Company leases certain offshore platforms and vessels, which are accounted for as capital leases. As of March 31, 2011, assets under capital leases had a net book value of US $2,066.

The following is a schedule by year of the future minimum lease payments as of March 31, 2011:

2011	102
2012	44
2013	19
2014	19
2015	19
2016 and thereafter	66
Estimated future lease payments	269

Less amount representing interest at 6.2% to 12.0% annual	(48)

Present value of minimum lease payments	221

Less current portion of capital lease obligations	(98)

Long-term portion of capital lease obligations	123

Note 12 - Employees Post retirement Benefits and Other Benefits	3 Months Ended
Mar. 31, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Note 12 - Employees Postretirement Benefits and Other Benefits [Text Block]

12. Employees’ Postretirement Benefits and Other Benefits

The Company sponsors a defined contribution benefit pension plan covering substantially all of its employees and provides certain health care benefits for a number of active and retired employees. In the first quarter of 2011, the Company made contributions of US $71 to the defined contribution portion of the variable contribution plan.

The balances related to Employees’ Postretirement Benefits are represented as follows:

	As of
	March 31, 2011			December 31, 2010
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	400	384	784	369	374	743
Variable Contribution plan	40	-	40	39	-	39

Employees’.postretirement projected benefits obligation	440	384	824	408	374	782

Long-term liabilities
Defined-benefit plan	5,876	8,269	14,145	5,719	7,889	13,608
Variable Contribution plan	190	-	190	132	-	132
Employees’ postretirement projected benefits obligation	6,066	8,269	14,335	5,851	7,889	13,740

	6,506	8,653	15,159	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	3,397	626	4,023	3,322	609	3,931
Variable Contribution plan	189	-	189	189	-	189
Tax effect	(1,219)	(214)	(1,433)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,367	412	2,779	2,317	402	2,719

Net periodic benefit cost includes the following components:

	As of March 31,
	2011			2010
	Pension Plans			Pension Plans
	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	61	47	38	60	21	28
Interest cost on projected benefit obligation	957	13	238	744	8	186
Expected return on plan assets	(846)	(6)	-	(625)	(4)	-
Amortization of net actuarial loss	17	3	8	16	2	-
Recognized loss	(1)	-	-	-	-	-
	188	57	284	195	27	214

Employees’ contributions	(61)	-	-	(55)	(4)	-

Net periodic benefit cost	127	57	284	140	23	214

At March 31, 2011, the balances of the Financial Commitment Agreements, signed in 2008 by the Company and Petros, totaled US $3,053, on which US $72  in interest falls due in 2011.

Note 13 - Shareholders Equity	3 Months Ended
Mar. 31, 2011
Stockholders Equity Note [Abstract]
Note 13 - Shareholders Equity [Text Block]

13. Shareholders’ Equity

a)      Capital

The Company’s subscribed and fully paid-in capital at March 31, 2011 and at December 31, 2010 consisted of 7,442,454,142 common shares and 5,602,042,788 preferred shares. The preferred shares do not have any voting rights and are not convertible into common shares or vice-versa. Preferred shares have priority in the receipt of dividends and return of capital.

The relation between the ADS and shares of each class is of 2 (two) shares for one ADS.

Current Brazilian law requires that the Federal Government retains ownership of 50% plus one share of the Company’s voting shares.

a.1) Capital increase with reserves in 2011

The Special General Shareholders’ Meeting held jointly with the General Shareholders’ Meeting on April 28, 2011 approved the capital increase for the Company from US $109,746 (R $205,357) to US $109,760 (R $ 205,380), through capitalization of part of the tax incentive profit reserve established in 2010 in the amount of US $14 (R $23), in compliance with article 35, paragraph 1, of Ordinance 2091/07 of the Government Minister for National Integration. This capitalization was made without issuing new shares, pursuant to article 169, paragraph 1, of Law 6.404/76.

b)   Dividends and interest on shareholders’ equity related to 2010 results

b.1) Dividends and interest on shareholders' equity - fiscal year 2010

The Annual General Shareholders’ Meeting of April 28, 2011 approved dividends referring to 2010 in the amount of US $6,780, which includes interest on shareholders’ equity in the total amount of US $5,857, as follows:

Portion	Date of board of directors approval	Shareholders’ positions	Date payment	Value of the portion - US $ million
1st Portion Interest on shareholders’ equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion Interest on shareholders’ equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion Interest on shareholders’ equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion Interest on shareholders’ equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion Interest on shareholders’ equity	02.25.2011	03.21.2010	03.31.2011	1,308
Dividends	02.25.2011	04.28.2011	Up to 06.27.2011	923
				6,780

The portions of the interest on shareholders’ equity distributed in advance in 2010 and 2011 were discounted from the proposed dividends for this year and restated by the SELIC rate from the date of their payment up to December 31, 2010. The dividend is being monetarily restated from December 31, 2010 until the date of payment, in accordance with the variation of the SELIC rate.

b.2) Interest on shareholders’ equity - fiscal year 2011

On April 29, 2011, the Board of Directors approved distribution in advance of remuneration to the shareholders in the form of interest on shareholders’ equity in the amount of US $1,645,  to be paid not later than July 30, 2011, based on the shareholding position at May 11, 2011.

This interest on shareholders’ equity should be discounted from the remuneration that is distributed on the closing of fiscal year 2011. The amount will be monetarily restated, according to the variation of the SELIC rate from the date of effective payment until the end of 2011.

The interest on shareholders’ capital is subject to the levy of income tax at the rate of 15%, except for shareholders that are declared immune or exempt.

c)   Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Three-month periods ended March 31,
	2011	2010

Net income for the period attributable to Petrobras	6,524	4,317
Less priority preferred share dividends	(2,490)	(1,133)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,308)	(1,553)

Remaining net income to be equally allocated to common and preferred shares	726	1,631

Weighted average number of shares outstanding:
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396

Basic and diluted earnings per:
Common and preferred share	0.50	0.49
Common and preferred ADS	1.00	0.98

Note 14 - Commitments and Contingencies	3 Months Ended
Mar. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Note 14 - Commitments and Contingencies [Text Block]

14. Commitments and Contingencies

Petrobras is subject to a number of commitments and contingencies arising from its normal course of business. Additionally, the operations and earnings of the Company have been, and may be in the future, affected from time to time in varying degrees by political developments and laws and regulations, such as the Federal Government's continuing role as the controlling shareholder of the Company, the status of the Brazilian economy, forced divestiture of assets, tax increases and retroactive tax claims, or environmental regulations. The likelihood of such occurrences and their overall effect upon the Company are not readily predictable.

a)   Litigation - Legal proceedings  provisioned

The Company is a defendant in numerous legal actions involving civil, tax, labor, corporate and environment issues arising from its normal course of business. Based on the advice of its internal legal counsel and management’s best judgment, the Company has recorded accruals to provide sufficiently for losses that are considered probable and reasonably estimable.

At March 31, 2011 and December 31, 2010, the respective amounts accrued by type of claims are as follows:

	March 31, 2011	December 31, 2010

Labor claims	112	119
Tax claims	379	361
Civil claims	245	214
Commercials claims and other contingencies	36	66

Total long-term contingencies	772	760

As of March 31, 2011 and December 31, 2010, in accordance with Brazilian law, the Company had US $1,767 and US $1,674 respectively, into federal deposit accounts to provide for certain claims until they are settled. These amounts are reflected in the balance sheet as restricted deposits for legal proceedings and guarantees.

b)      Proceedings classified as possible losses

The relevant changes in contingent liabilities related to principal proceedings, disclosed in the Company’s consolidated financial statements as of December 31, 2010, are described below:

b.1) Processes included in the period

•         Special participation in the Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin

This special participation was established by Brazilian Petroleum Law 9478/97 and is paid as a form of compensation for oil production activities and is levied on high volume production fields.  The method used by Petrobras to calculate the special participation due for the abovementioned fields is based on a legally legitimate interpretation of Ordinance 10 of January 14, 1999, approved by the National Petroleum Agency (ANP).

On February 7, 2011, Petrobras received notice from ANP, which instituted an administrative process and established payment of new sums of money considered to be owed for the period between the first quarter of 2005 and the first quarter of 2010, referring to amounts that had been underpaid by the concessionaire, totaling US $224 (principal, without fine and interest).

On February 22, 2011, Petrobras filed for a hearing for dismissal of the aforementioned official notification. If ANP’s administrative decision is maintained, Petrobras shall evaluate the possibility of a court suit to suspend and annul the collection of the differences of the special participation.

If the ANP’s administrative decision is maintained, Petrobras would consider legal action to suspend and cancel the charge of the differences of the special participation.

The maximum updated exposure for Petrobras as at March 31, 2011 is US $346.

b.2) Processes disclosed previously and updated to  march 31, 2011

•         Plaintiff: State Revenue Service of Rio de Janeiro

Rio de Janeiro state finance authorities filed a Tax Assessment against the Company in connection with the exclusion of the LNG transfer operations in the ambit of the centralizing establishment from the ICMS taxation. Unfavorable decision for Petrobras. Spontaneous appeal filed in the Taxpayers’ Council, which denied approval for the appeal. The Company is evaluating the possibility of taking legal action.  The maximum exposure for the Company, including monetary restatement, as March 31, 2011 is US $1,381.

•         Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel - ANP

Fine for non-compliance with minimum exploration programs - “Rodada Zero”. The execution of the fines is suspended through an injunction, pursuant to records of the suit lodged by Petrobras. Through a civil suit, the Company is claiming recognition of its credit resulting from article 22, paragraph 2 of the Petroleum Law, requesting the offsetting of the eventual debt that Petrobras may have with ANP. Both the legal processes, which are being handled jointly, are in the evidentiary stage.

The maximum exposure including monetary restatement for Petrobras as of March 31, 2011 is US $354.

•         Presidente Getúlio Vargas refinery oil spill

On July 16, 2000, an oil spill occurred at the Presidente Getúlio Vargas refinery releasing crude oil in the surrounding area. The Federal and State of Paraná Prosecutors have filed a civil lawsuit against the Company seeking US $1,176 in damages, which have already been contested by the Company. Additionally, there are two other actions pending, one by the Instituto Ambiental do Paraná (Paraná Environmental Institute) and by another civil association called AMAR that have already been contested by the Company. Awaiting initiation of the expert investigation to quantify the amount. The court determined that the suits brought by AMAR and the Federal and State Prosecutors be tried as one. The maximum exposure including monetary restatement for Petrobras as of March 31, 2011 is US $98 related to AMAR and US $3,715 to The Federal and State of Paraná Prosecutors.

b.3) Processes for small amounts

The Company is involved in a number of legal and administrative proceedings with expectations of possible losses, whose total as at March 31, 2011 is broken down as follows: US $67 for civil actions, US $559 for labor actions, US $604 for tax actions and US $110 for environmental actions.

c)   Environmental matters

The Company is subject to various environmental laws and regulations. These laws regulate the discharge of oil, gas or other materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of such materials at various sites.

The Company’s management considers that any expenses incurred to correct or mitigate possible environmental impacts should not have a significant effect on its operations or cash flows.

Note 15 - Fair value Measurements	3 Months Ended
Mar. 31, 2011
Financial Instruments [Abstract]
Note 15 - Financial Instruments [Text Block]

15. Fair value Measurements

The Company’s debt including project financing obligations, resulting from Codification Topic 810 consolidation amounted to US $68,084 at March 31, 2011, and had an estimated fair value of US $70,517.

The fair value hierarchy for the Company’s financial assets and liabilities accounted for at fair value on a recurring basis, at March 31, 2011, was:

	As of March 31, 2011

	Level 1	Level 2	Level 3	Total

Assets
Marketable securities	15,257	-	-	15,257
Foreign exchange derivatives (Note 2)	-	114	-	114
Commodity derivatives (Note 2)	107	9	28	144

Total assets	15,364	123	28	15,515

Liabilities
Commodity derivatives (Note 2)	(177)	(6)	-	(183)

Total liabilities	(177)	(6)	-	(183)

Note 16 - Segment Information	3 Months Ended
Mar. 31, 2011
Segment Reporting Disclosure [Abstract]
Note 16 - Segment Information [Text Block]

16. Segment Information

The following presents the Company’s assets by segment:

		As of March 31, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International(see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	5,303	21,707	2,493	131	3,453	4,077	43,838	(7,402)	73,600

Cash and cash equivalents	-	-	-	-	-	-	25,998	-	25,998
Other current assets	5,303	21,707	2,493	131	3,453	4,077	17,840	(7,402)	47,602

Investments in non-consolidated
companies and other investments	-	3,153	790	861	1,040	279	127	-	6,250

Property, plant and equipment, net	136,594	50,772	25,463	334	9,487	2,870	4,850	-	230,370

Non-current assets	3,486	3,428	1,551	6	2,389	655	8,913	(97)	20,331

Total assets	145,383	79,060	30,297	1,332	16,369	7,881	57,728	(7,499)	330,551

(1)  As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		As of March 31, 2011
		International
	Exploration	Refining,
	and	Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Current assets	1,220	1,920	260	482	68	(497)	3,453

Investments in non-consolidated		34	126	15	45	117	1,040
companies and other investments	703

Property, plant and equipment, net	8,272	823	256	455	212	(531)	9,487

Non-current assets	2,529	329	111	63	1,367	(2,010)	2,389

Total assets	12,724	3,106	753	1,015	1,692	(2,921)	16,369

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate Disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	3,473	16,305	2,904	121	3,279	4,196	38,895	(5,310)	63,863

Cash and cash equivalents	-	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	121	3,279	4,196	21,262	(5,310)	46,230

Investments in non-consolidated companies and other investments	296	3,056	813	688	1,078	257	124	-	6,312

Property, plant and equipment, net	129,913	46,844	24,725	356	9,519	2,730	4,480	-	218,567

Non-current assets	3,511	3,282	1,465	10	2,294	346	9,033	-	19,941

Total assets	137,193	69,487	29,907	1,175	16,170	7,529	52,532	(5,310)	308,683

(1)  As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	As of December 31, 2010
	International
	Exploration	Refining
	and	Transportation	Gas
	Production	& Marketing	& Power	Distribution	Corporate	Eliminations	Total

Current assets	1,132	1,778	250	443	68	(392)	3,279

Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078

Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519

Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294

Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

Revenues and net income by segment are as follows:

		Three-month period ended March 31, 2011

	Exploration and

		Refining, Transportation	Gas &		International (see separate

	Production	& Marketing	Power	Biofuel (1)	disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	23	17,732	1,876	13	3,137	9,832	-	-	32,613
Inter-segment net operating revenues	16,802	8,744	295	79	1,033	183	-	(27,136)	-

Net operating revenues	16,825	26,476	2,171	92	4,170	10,015	-	(27,136)	32,613

Cost of sales	(6,313)	(25,604)	(1,249)	(100)	(2,958)	(9,137)	-	26,328	(19,033)

Depreciation, depletion and amortization	(1,438)	(252)	(207)	(7)	(210)	(54)	(107)	-	(2,275)
Exploration, including exploratory dry holes	(470)	-	-	-	(54)	-	-	-	(524)
Impairment	-	-	-	-	-	-	-	-	-
Selling, general and administrative expenses	(109)	(728)	(206)	(20)	(220)	(511)	(561)	33	(2,322)
Research and development expenses	(168)	(51)	(9)	-	-	(1)	(67)	-	(296)
Other operating expenses	(68)	(80)	(25)	(6)	(180)	26	(450)	14	(769)

Costs and expenses	(8,566)	(26,715)	(1,696)	(133)	(3,622)	(9,677)	(1,185)	26,375	(25,219)

Operating income (loss)	8,259	(239)	475	(41)	548	338	(1,185)	(761)	7,394

Equity in results of non-consolidated companies	-	143	46	18	6	2	-	-	215
Financial income (expenses), net	-	-	-	-	-	-	1,232	-	1,232
Other taxes	(12)	(15)	(15)	-	(34)	(7)	(64)	-	(147)

Income (loss) before income taxes	8,247	(111)	506	(23)	520	333	(17)	(761)	8,694

Income tax benefits (expense)	(2,804)	86	(156)	14	(5)	(113)	670	259	(2,049)

Net income (loss) for the period	5,443	(25)	350	(9)	515	220	653	(502)	6,645

Less: Net income (loss) attributable to the noncontrolling interests	(4)	4	5	-	3	-	(129)	-	(121)

Net income (loss) attributable to Petrobras	5,439	(21)	355	(9)	518	220	524	(502)	6,524

(1)  As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		Three-month period ended March 31, 2011

		International

	Exploration	Refining

Gas

	and

		Transportation	&
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	201	1,596	125	1,209	-	6	3,137
Inter-segment net operating revenues	1,059	618	11	9	-	(664)	1,033

Net operating revenues	1,260	2,214	136	1,218	-	(658)	4,170

Cost of sales	(294)	(2,055)	(97)	(1,170)	-	658	(2,958)

Depreciation, depletion and amortization	(178)	(17)	(5)	(6)	(4)	-	(210)
Exploration, including exploratory dry holes	(54)	-	-	-	-	-	(54)
Impairment	-	-	-	-	-	-	-
Selling, general and administrative expenses	(45)	(39)	(2)	(64)	(74)	4	(220)
Research and development expenses	-	-	-	-	-	-	-
Other operating expenses	(183)	9	5	3	(12)	(2)	(180)

Costs and expenses	(754)	(2,102)	(99)	(1,237)	(90)	660	(3,622)

Operating income (loss)	506	112	37	(19)	(90)	2	548

Equity in results of non-consolidated companies	(3)	4	8	3	(6)	-	6
Other taxes	(20)	(1)	-	(5)	(8)	-	(34)

Income (loss) before income taxes	483	115	45	(21)	(104)	2	520

Income tax benefits (expense)	(32)	6	18	(5)	8	-	(5)

Net income (loss) for the period	451	121	63	(26)	(96)	2	515

Less: Net income (loss) attributable to the noncontrolling interests	-	-	(37)	-	40	-	3

Net income (loss) attributable to Petrobras	451	121	26	(26)	(56)	2	518

		Three-month period ended March 31, 2010

	Exploration and	Refining, Transportation	Gas &	Biofuel	International (see separate		Corporate
	Production	& Marketing	Power	(1)	disclosure)	Distribution	(1)	Eliminations	Total

Net operating revenues derived from third parties	62	15,163	1,474	1	2,548	8,311	-	-	27,559
Inter-segment net operating revenues	12,913	7,602	168	58	499	176	-	(21,416)	-

Net operating revenues	12,975	22,765	1,642	59	3,047	8,487	-	(21,416)	27,559

Cost of sales	(5,129)	(20,200)	(840)	(58)	(2,174)	(7,745)	-	20,889	(15,257)

Depreciation, depletion and amortization	(1,234)	(339)	(108)	(6)	(203)	(50)	(103)	1	(2,042)
Exploration, including exploratory dry holes	(464)	-	-	-	(75)	-	-	-	(539)
Impairment	-	-	(44)	-	(50)	-	-	-	(94)
Selling, general and administrative expenses	(86)	(679)	(217)	(8)	(191)	(406)	(504)	39	(2,052)
Research and development expenses	(111)	(34)	(9)	-	(1)	(1)	(61)	-	(217)
Other operating expenses	(458)	7	(53)	(4)	29	30	(603)	(5)	(1,057)

Costs and expenses	(7,482)	(21,245)	(1,271)	(76)	(2,665)	(8,172)	(1,271)	20,924	(21,258)

Operating income (loss)	5,493	1,520	371	(17)	382	315	(1,271)	(492)	6,301

Equity in results of non-consolidated companies	5	(60)	37	-	6	-	-	-	(12)
Financial income (expenses), net	-	-	-	-	-	-	(278)	-	(278)
Other taxes	(10)	(14)	(5)	-	(21)	(5)	(30)	-	(85)

Income (loss) before income taxes	5,488	1,446	403	(17)	367	310	(1,579)	(492)	5,926

Income tax benefits (expense)	(1,865)	(512)	(124)	6	(65)	(105)	939	166	(1,560)

Net income for the period	3,623	934	279	(11)	302	205	(640)	(326)	4,366

Less: Net income attributable to the noncontrolling interests	11	(18)	8	-	(17)	-	(33)	-	(49)

Net income (loss) attributable for Petrobras	3,634	916	287	(11)	285	205	(673)	(326)	4,317

(1)  As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		Three-month period ended March 31, 2010

		International

	Exploration

		Refining	Gas

	and

		Transportation	&
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	167	1,370	118	887	-	6	2,548
Inter-segment net operating revenues	659	349	10	10	-	(529)	499

Net operating revenues	826	1,719	128	897	-	(523)	3,047

Cost of sales	(176)	(1,614)	(101)	(798)	-	515	(2,174)
Depreciation, depletion and amortization	(164)	(21)	(5)	(7)	(6)	-	(203)
Exploration, including exploratory dry holes	(75)	-	-	-	-	-	(75)
Impairment	-	(50)	-	-	-	-	(50)
Selling, general and administrative expenses	(37)	(34)	(1)	(56)	(63)	-	(191)
Research and development expenses	-	-	-	-	(1)	-	(1)
Other operating expenses	4	(15)	5	3	32	-	29

Costs and expenses	(448)	(1,734)	(102)	(858)	(38)	515	(2,665)

Operating income (loss)	378	(15)	26	39	(38)	(8)	382

Equity in results of non-consolidated companies	(1)	5	(36)	4	34	-	6
Other taxes	(11)	(1)	-	(1)	(8)	-	(21)

Income (loss) before income taxes	366	(11)	(10)	42	(12)	(8)	367

Income tax benefits (expense)	(89)	(1)	(1)	(3)	29	-	(65)

Net income for the period	277	(12)	(11)	39	17	(8)	302

Less: Net income attributable to the noncontrolling interests	-	-	(1)	-	(16)	-	(17)

Net income (loss) attributable for Petrobras	277	(12)	(12)	39	1	(8)	285

Capital expenditures incurred by segment for the three-month periods ended March 31, 2011 and 2010 are as follows:

	Three-month periods ended March 31,
	2011	2010

Exploration and Production	4,421	4,584
Refining, Transportation & Marketing	3,724	2,951
Gas & Power	572	1,241
International
Exploration and Production	451	706
Refining, Transportation & Marketing	142	17
Distribution	6	7
Gas & Power	18	1
Others	3	-
Distribution	144	66
Biofuels	131	5
Corporate	312	205

	9,924	9,783

Note 17 - Acquisition/Sales of Assets and Interests	3 Months Ended
Mar. 31, 2011
Acquisition/Sales of Assets and Interests
Note 17 - Acquisition/Sales of Assets and Interests [Text Block]

17.       Acquisition/Sales of Assets and Interests

17.a) Acquisition of noncontrolling interest

  Innova S.A.

As of March 31, 2011, Petrobras now holds 100% of the capital of Innova, a petrochemical company located in the industrial park of Triunfo in the State of Rio Grande do Sul previously indirectly controlled by Petrobras Argentina (Pesa). The amount of the transaction is US $332, with the payment of US $228 in April 2011 and US $104 due on October 30, 2013, restated by 12 month LIBOR as from the date of signing of the share purchase agreement (SPA).

17.b) Sale of assets and other information

•         BRF Biorefino de Lubrificantes S.A.

On March 21, 2011, Petrobras Distribuidora S.A. established BRF Biorefino de Lubrificantes S.A, the shareholding interest of which is 49%. BRF operates with the building and operation of the used or contaminated lubricant oil refining plant in the State of Rio de Janeiro, in the operation and trading of used or contaminated lubricant oil collection services and in the purchase and sale of refined basic oil.

•         Logum Logística S.A.

On March 1, 2011 the corporate name of PMCC Soluções Logística de Etanol S.A. was changed to Logum Logística S.A., in accordance with the shareholders’ agreement signed on this date. The closely held joint-stock company with authorized capital is composed of registered common shares with no par value, distributed as follows: Petrobras - 20%; Copersucar S.A. - 20%; Cosan S.A. Indústria e Comércio - 20%; Odebrecht Transport Participações S.A. - 20%; Camargo Correa Óleo e Gás S.A. - 10% and Uniduto Logística S.A. - 10%.

Logum Logística S.A. will be responsible for the construction and implementation of a comprehensive multimodal logistics system for ethanol transport and storage, and the development and operation of the system (logistics, loading, unloading, handling and stocking, operation of ports and waterway terminals), which will involve polyducts, waterways, highways and coastal shipping.

•         Sale of the San Lorenzo Refinery and part of the distribution network in Argentina

On May 4, 2010, the Company approved the terms and conditions of the agreement for the sale to Oil Combustibles S.A. of refining and distribution assets in Argentina. The deal comprises a refinery located in San Lorenzo in the province of Santa Fé, a fluvial unit and a fuel trading network connected to this refinery, consisting of approximately 360 sales points and associated wholesaler clients.

The transaction was carried out on May 2, 2011 for a total amount of US $102, which includes the previously mentioned assets, as well as the stocks of oil and oil products.  The transaction is subject to the approval of the Comisión Nacional de Defensa de La Competência (CNDC).

At March 31, 2011 the assets are recorded under other current assets.

•         Operations in Ecuador

In 2006, the Ecuadorian government began a series of tax and regulatory reforms with respect to hydrocarbon activities, which significantly affected the agreements for participation in exploration blocks. As from November 24, 2010, all the exploration agreements in force until then had to migrate to service agreements.

Petrobras Argentina S.A. (PESA), through Sociedade Ecuador TLC S.A., held a 30% interest in the exploration agreements for block 18 and the unified Palo Azul field, located in the Oriente basin of Ecuador.

PESA decided not to accept the final proposal to migrate its agreements to the new contractual model, thus it is the responsibility of the Ecuadorian Government to indemnify the investments made in those exploration blocks.

After the deadline for negotiation of the winding up of the contract had expired, the Ecuadorian government reported that it would use criteria different from those previously agreed upon.  The Company disagrees with this procedure and, although it is not renouncing its rights, it recognized a loss in an amount equivalent to US $53, due to the uncertainties involving the process.

•         Specific purpose entities

During 2011 Petrobras exercised options to acquire all the shares from non-controlling owners of Companhia Mexilhão do Brasil - CMB, a Variable Interest Entity, which was previously consolidated. In accordance with ASC 810, this acquisition was accounted for in equity attributable to Petrobras, in the amount of US $69.

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2011
Accounting Policies [Abstract]
Basis of financial statements preparation

1.      Basis of Financial Statements Preparation

The accompanying unaudited consolidated financial statements of Petróleo Brasileiro S.A. - Petrobras and its subsidiaries (together referred as “the Company”) have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC) for interim financial statements. Accordingly they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These unaudited consolidated financial statements and the accompanying notes should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2010 and the notes thereto.

The balance sheet at December 31, 2010, presented for comparison purpose, has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

The consolidated financial statements as of  March 31, 2011 and for the three-month periods ended March 31, 2011 and 2010, included in this report, are unaudited. However, in management's opinion, such consolidated financial statements reflect all normal recurring adjustments that are necessary for a fair presentation. The results for the interim periods are not necessarily indicative of trends or of results expected for the full year ending December 31, 2011.

The preparation of these financial statements requires the use of estimates and assumptions that reflect the assets, liabilities, revenues and expenses reported in the financial statements, as well as amounts included in the notes thereto. Management reviews its estimates periodically, including those related to oil and gas reserves, pension and health care liabilities, depreciation, depletion and amortization, abandonment costs, fair value of financial instruments, contingencies and income taxes. While the Company uses its best estimates and judgements, actual results could differ from those estimates as further confirming events occur.

Certain prior years amounts have been reclassified to conform to current year presentation standards. These reclassifications are not significant to the consolidated financial statements and had no impact on the Company’s net income.

Events subsequent to March 31, 2011, were evaluated until the time of the Form 6-K filing with the Securities and Exchange Commission.

Pursuant to Rule 436 (c) under the Securities Act of 1933 (the “Act”), this is not a “report” and should not be considered a part of any registration statement prepared or certified within the meanings of Sections 7 and 11 of the Act and therefore, the independent accountant’s liability under Section 11 does not extend to the information included herein.

Note 02 - Derivative Instruments, Hedging and Risk Management Activities (Table)	3 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Contracts [Table Text Block]

Commodity Contracts Maturity in 2011	Notional amount in thousands of bbl* As of March 31, 2011

Futures and Forward contracts	(11,857)
Option contracts	(7,900)

* A negative notional value represents a sale position.

Foreign Currency Derivative Contracts [Table Text Block]
Notional Amount
Foreign Currency	US $ million

Sell USD / Pay BRL	86

Cross Currency Swaps [Table Text Block]
Cross Currency Swaps
Maturing in 2016%		Notional Amount (Million)

Fixed to fixed
Average Pay Rate (USD)	5.69	US $298
Average Receive Rate (JPY)	2.15	JPY $35,000

Sale of Ethanol [Table Text Block]
	Notional amount in thousand of bbl	Fair Value	Maturity

Forward Contract
Long position	715	US $28	2016

Location and Amounts of Derivative Fair Value [Table Text Block]

The effect of derivative instruments on the balance sheets for the three-month period ended March 31, 2011, is presented as follows:

	Derivatives
In millions of dollars	Asset		Liability
As of March 31,	2011		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	109		-
Total		109		-

Derivatives not qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	5	Other payables and accruals	-

Commodity contracts	Other current assets	144	Other payables and accruals	(183)

Total		149		(183)
Total Derivatives		258		(183)

The effect of derivative instruments on the balance sheets for the year ended December 31, 2010 is presented as follows:

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2010		2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	115		-
Total		115		-

Derivatives not qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	2	Other payable and accruals	-
Commodity contracts	Other current assets	48	Other payables and accruals	(42)

Total		50		(42)
Total Derivatives		165		(42)

The effect of derivative instruments on the statement of financial position for the three-month period ended March 31, 2011, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	March 31, 2011		March 31, 2011	March 31, 2011

Foreign exchange contracts	(10)	Financial Expenses	11	-
	(10)		11	-

The effect of derivative instruments on the statement of financial position for the three-month period ended March 31, 2010, is reflected as follows:.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	March 31, 2010		March 31, 2010	March 31, 2010

Foreign exchange contracts	(10)	Financial Expenses	5	-
	(10)		5	-

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		March 31, 2011

Foreign exchange contracts	Financial income/(expenses) net	6
Commodity contracts	Financial income/(expenses) net	(146)

Total		(140)

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		March 31, 2010

Foreign exchange contracts	Financial income/(expenses) net	(1)
Commodity contracts	Financial income/(expenses) net	(39)

Total		(40)

Note 03 - Income Taxes (Table)	3 Months Ended
Mar. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Expense [Table Text Block]

	Three-month periods ended March 31,
	2011	2010

Income before income taxes and noncontrolling interests
Brazil	8,741	6,425
International	(47)	(499)

	8,694	5,926

Tax expense at statutory rates - (34%)	(2,956)	(2,015)

Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(57)	(50)
Tax benefits on interests on shareholders’ equity	545	334
Foreign income subject to different tax rates	398	124
Tax incentive (1)	17	39
Other	4	8

Income taxes expenses per consolidated statement of income	(2,049)	(1,560)

(1)            On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras’ right to deduct certain tax incentives from income tax payable, covering the tax years of 2006 until 2015. During the three-month period ended March 31, 2011, Petrobras recognized a tax benefit in the amount of US $17 (US $39 on March 31, 2010) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

Domestic and international income taxes benefits (expenses) attributable to income from continuing operations [Table Text Block]

	Three-month periods ended March 31,
	2011	2010

Income taxes expenses per consolidated statement of income:
Brazil
Current	(824)	(1,746)
Deferred	(1,304)	251

	(2,128)	(1,495)

International
Current	94	(30)
Deferred	(15)	(35)

	79	(65)

Income taxes expenses	(2,049)	(1,560)

Major components of the deferred income taxes accounts [Table Text Block]

	March 31, 2011	December 31, 2010

Current assets	(521)	540
Valuation allowance	-	(5)
Current liabilities	(9)	(1)

Net current deferred tax assets	(530)	534

Non-current assets
Employees’ postretirement benefits, net of Accumulated postretirement benefit reserves adjustments	1,421	1,458
Tax loss carryforwards	2,488	2,364
Other temporary differences, not significant individually	2,373	801
Valuation allowance	(1,812)	(1,803)

	4,470	2,820

Non-current liabilities
Capitalized exploration and development costs	(12,882)	(11,292)
Property, plant and equipment	(1,361)	(1,597)
Exchange variation	(2,603)	(1,390)
Other temporary differences, not significant individually	(1,774)	(928)

	(18,620)	(15,207)

Net non-current deferred tax liabilities	(14,150)	(12,387)

Non-current deferred tax assets	344	317

Non-current deferred tax liabilities	(14,494)	(12,704)

Net deferred tax liabilities	(14,680)	(11,853)

Note 04 - Cash and Cash Equivalents (Table)	3 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents [Table Text Block]
	March 31, 2011		December 31, 2010

Cash		1,993		1,974
Investments - Brazilian Reais (1)		17,145		7,819
Investments - U.S. dollars (2)		6,860		7,840

		25,998		17,633

(1)  Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.

Note 05 - Marketable Securities (Table)	3 Months Ended
Mar. 31, 2011
Investments Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]
March 31, 2011

		December 31, 2010

	Marketable securities classification:

	Available-for-sale	3,189

			3,162
	Trading	12,068

			15,395
	Held-to-maturity	159

			154

		15,416

			18,711
	Less: Current portion of marketable securities	(12,288)

			(15,612)
	Long-term portion of marketable securities	3,128

			3,099

Note 06 - Inventories (Table)	3 Months Ended
Mar. 31, 2011
Inventory Disclosure [Abstract]
Inventories [Table Text Block]

	March 31, 2011	December 31, 2010

Products
Oil products	4,524	3,799
Fuel alcohol	324	286

	4,848	4,085

Raw materials, mainly crude oil	7,607	5,690
Materials and supplies	1,971	2,044
Other	213	69

	14,639	11,888

Current inventories	14,595	11,834

Long-term inventories	44	54

Note 07 - Recoverable Taxes (Table)	3 Months Ended
Mar. 31, 2011
Recoverable Taxes
Recoverable Taxes [Table Text Block]

	March 31, 2011	December 31, 2010

Local:
Domestic value-added tax (ICMS) (1)	3,255	3,022
PASEP/COFINS (2)	7,366	6,885
Income tax and social contribution	1,168	1,265
Foreign value-added tax (IVA)	35	42
Other recoverable taxes	551	453

	12,375	11,667

Less: Long-term recoverable taxes	(6,211)	(6,407)

Current recoverable taxes	6,164	5,260

(1)  Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset against taxes of the same nature.

(2)  Composed of credits arising from non-cumulative collection of PASEP and COFINS, which can be compensated with other federal taxes payable.

Note 09 - Financings (Table)	3 Months Ended
Mar. 31, 2011
Financings [Abstract]
Short-term debt [Table Text Block]

	Current		Non- current
	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010
Foreign
Financial institutions	7,235	6,381	17,883	17,460
Bearer bonds - Notes	467	587	18,326	11,573
Trust Certificates - Senior/Junior	69	71	177	194
Other	1	2	100	307
	7,772	7,041	36,486	29,534

In Brazil
BNDES	987	1,269	19,512	19,384
Debentures	196	189	1,508	1,427
FINAME - Earmarked for construction of Bolívia -Brazil gas pipeline	43	42	339	233
Export credit notes	238	66	6,431	6,295
Bank credit certificate	30	32	2,214	2,164
Other	460	321	1,594	1,434
	1,954	1,919	31,598	30,937

	9,726	8,960	68,084	60,471

Interest on debt	894	869
Current portion of long-term debt	2,653	2,883
Current debt	6,179	5,208

Total debt	9,726	8,960

Composition of foreign currency denominated debt by currency [Table Text Block]
	March 31, 2011	December 31, 2010

Currency
United States dollars	34,727	27,583
Japanese Yen	1,615	1,651
Euro	144	131
Other	-	169

	36,486	29,534

Maturities of the principal of long-term debt [Table Text Block]
2012	3,556
2013	2,927
2014	3,684
2015	5,692
2016 and thereafter	52,225

68,084

Interest rates on long-term debt [Table Text Block]

	March 31, 2011	December 31, 2010
Foreign currency
6% or less	27,788	21,900
Over 6% to 8%	7,670	6,285
Over 8% to 10%	635	1,219
Over 10% to 12%	33	33
Over 12%	360	97

	36,486	29,534

Local currency
6% or less	4,352	2,426
Over 6% to 8%	15,544	17,932
Over 8% to 10%	1,417	592
Over 10% to 12%	1,527	9,759
Over 12%	8,758	228

	31,598	30,937

	68,084	60,471

Financing with official credit agencies , Foreign [Table Text Block]
		US $
Company	Agency	Contracted	Used	Balance	Description
Petrobras	China Development Bank	10,000	7,000	3,000	Libor +2.8% p.a.

Financing with official credit agencies , In Brazil [Table Text Block]

		US $
Company	Agency	Contracted	Used	Balance	Description

Transpetro (*)	BNDES	5,529	349	5,180	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a.

Petrobras	Banco do Brasil	307	234	73	Commercial Credit Certificate (FINAME) - 4.5% p.a.

Petrobras	Caixa Econômica Federal	184	-	184	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI

(*)  Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US $6,144, where 90% is financed by BNDES.

Note 10 - Financial Income (Expenses), Net (Table)	3 Months Ended
Mar. 31, 2011
Financial Income Expenses Net [Abstract]
Note 10 - Financial Income (Expenses), Net [Text Block]

10. Financial Income (Expenses), Net

Financial expenses, financial income, monetary and exchange variations, allocated to income for the three-month periods ended March 31, 2011 and 2010 are as follows:

	Three-month periods ended March 31,
	2011	2010
Financial expenses
Loans and financing	(1,136)	(774)
Leasing	-	(4)
Losses on derivative instruments (Note 2)	(141)	(45)
Repurchased securities losses	(6)	(7)
Other	(217)	(229)
	(1,500)	(1,059)

Capitalized interest	1,112	703

	(388)	(356)
Financial income
Investments	522	214
Marketable securities	396	108
Gains on derivative instruments (Note 2)	1	4
Clients	74	29
Other	52	58

	1,045	413

Monetary and exchange variations	575	(335)

	1,232	(278)

Note 11 - Capital Lease Obligations (Table)	3 Months Ended
Mar. 31, 2011
Leases Capital [Abstract]
Schedule by year of the future minimum lease payments [Table Text Block]

2011	102
2012	44
2013	19
2014	19
2015	19
2016 and thereafter	66
Estimated future lease payments	269

Less amount representing interest at 6.2% to 12.0% annual	(48)

Present value of minimum lease payments	221

Less current portion of capital lease obligations	(98)

Long-term portion of capital lease obligations	123

Note 12 - Employees' Postretirement Benefits and Other Benefits (Table)	3 Months Ended
Mar. 31, 2011
Pension and other Postretirement Benefits Disclosure [Abstract]
Balances related to Employees' Postretirement Benefits [Table Text Block]

	As of
	March 31, 2011			December 31, 2010
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities
Defined-benefit plan	400	384	784	369	374	743
Variable Contribution plan	40	-	40	39	-	39

Employees’.postretirement projected benefits obligation	440	384	824	408	374	782

Long-term liabilities
Defined-benefit plan	5,876	8,269	14,145	5,719	7,889	13,608
Variable Contribution plan	190	-	190	132	-	132
Employees’ postretirement projected benefits obligation	6,066	8,269	14,335	5,851	7,889	13,740

	6,506	8,653	15,159	6,259	8,263	14,522

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	3,397	626	4,023	3,322	609	3,931
Variable Contribution plan	189	-	189	189	-	189
Tax effect	(1,219)	(214)	(1,433)	(1,194)	(207)	(1,401)

Net balance recorded in shareholders’ equity	2,367	412	2,779	2,317	402	2,719

Net periodic benefit cost [Table Text Block]

	As of March 31,
	2011			2010
	Pension Plans			Pension Plans
	Defined-Benefits	Variable Contribution	Health Care Benefits	Defined-Benefits	Variable Contribution	Health Care Benefits

Service cost-benefits earned during the period	61	47	38	60	21	28
Interest cost on projected benefit obligation	957	13	238	744	8	186
Expected return on plan assets	(846)	(6)	-	(625)	(4)	-
Amortization of net actuarial loss	17	3	8	16	2	-
Recognized loss	(1)	-	-	-	-	-
	188	57	284	195	27	214

Employees’ contributions	(61)	-	-	(55)	(4)	-

Net periodic benefit cost	127	57	284	140	23	214

Note 13 - Shareholders' Equity, Basic and diluted earnings per share (Table)	3 Months Ended
Mar. 31, 2011
Stockholders Equity Note [Abstract]
Dividends and interest on shareholders' equity - fiscal year 2010 [Table Text Block]
Portion	Date of board of directors approval	Shareholders’positions	Date payment	Value of the portion - US $ million
1st Portion Interest on shareholders’ equity	05.14.2010	05.21.2010	05.31.2010	982
2nd Portion Interest on shareholders’ equity	07.16.2010	07.30.2010	08.31.2010	966
3rd Portion Interest on shareholders’ equity	10.22.2010	11.01.2010	11.30.2010	1,062
4th Portion Interest on shareholders’ equity	12.10.2010	12.21.2010	12.30.2010	1,539
5th Portion Interest on shareholders’ equity	02.25.2011	03.21.2010	03.31.2011	1,308
Dividends	02.25.2011	04.28.2011	Up to 06.27.2011	923
				6,780

Basic and diluted earnings per share [Table Text Block]

	Three-month periods ended March 31,
	2011	2010

Net income for the period attributable to Petrobras	6,524	4,317
Less priority preferred share dividends	(2,490)	(1,133)
Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(3,308)	(1,553)

Remaining net income to be equally allocated to common and preferred shares	726	1,631

Weighted average number of shares outstanding:
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396

Basic and diluted earnings per:
Common and preferred share	0.50	0.49
Common and preferred ADS	1.00	0.98

Note 14 - Commitments and Contingencies (Table)	3 Months Ended
Mar. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims [Table Text Block]
	March 31, 2011	December 31, 2010

Labor claims	112	119
Tax claims	379	361
Civil claims	245	214
Commercials claims and other contingencies	36	66

Total long-term contingencies	772	760

Note 15 - Fair value Measurement (Table)	3 Months Ended
Mar. 31, 2011
Financial Instruments [Abstract]
Financial assets and liabilities accounted for at fair value on a recurring basis [Table Text Block]

	As of March 31, 2011

	Level 1	Level 2	Level 3	Total

Assets
Marketable securities	15,257	-	-	15,257
Foreign exchange derivatives (Note 2)	-	114	-	114
Commodity derivatives (Note 2)	107	9	28	144

Total assets	15,364	123	28	15,515

Liabilities
Commodity derivatives (Note 2)	(177)	(6)	-	(183)

Total liabilities	(177)	(6)	-	(183)

Note 16 - Segment Information (Table)	3 Months Ended
Mar. 31, 2011
Segment Reporting Disclosure [Abstract]
Company's assets by segment [Table Text Block]

		As of March 31, 2011
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International(see separate disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	5,303	21,707	2,493	131	3,453	4,077	43,838	(7,402)	73,600

Cash and cash equivalents	-	-	-	-	-	-	25,998	-	25,998
Other current assets	5,303	21,707	2,493	131	3,453	4,077	17,840	(7,402)	47,602

Investments in non-consolidated
companies and other investments	-	3,153	790	861	1,040	279	127	-	6,250

Property, plant and equipment, net	136,594	50,772	25,463	334	9,487	2,870	4,850	-	230,370

Non-current assets	3,486	3,428	1,551	6	2,389	655	8,913	(97)	20,331

Total assets	145,383	79,060	30,297	1,332	16,369	7,881	57,728	(7,499)	330,551

(1)  As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		As of March 31, 2011
		International
	Exploration	Refining,
	and	Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Current assets	1,220	1,920	260	482	68	(497)	3,453

Investments in non-consolidated		34	126	15	45	117	1,040
companies and other investments	703

Property, plant and equipment, net	8,272	823	256	455	212	(531)	9,487

Non-current assets	2,529	329	111	63	1,367	(2,010)	2,389

Total assets	12,724	3,106	753	1,015	1,692	(2,921)	16,369

	As of December 31, 2010
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Biofuel (1)	International (see separate Disclosure)	Distribution	Corporate (1)	Eliminations	Total

Current assets	3,473	16,305	2,904	121	3,279	4,196	38,895	(5,310)	63,863

Cash and cash equivalents	-	-	-	-	-	-	17,633	-	17,633
Other current assets	3,473	16,305	2,904	121	3,279	4,196	21,262	(5,310)	46,230

Investments in non-consolidated companies and other investments	296	3,056	813	688	1,078	257	124	-	6,312

Property, plant and equipment, net	129,913	46,844	24,725	356	9,519	2,730	4,480	-	218,567

Non-current assets	3,511	3,282	1,465	10	2,294	346	9,033	-	19,941

Total assets	137,193	69,487	29,907	1,175	16,170	7,529	52,532	(5,310)	308,683

(1)  As of 2011 Biofuel’s assets are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

	As of December 31, 2010
	International
	Exploration	Refining
	and	Transportation	Gas
	Production	& Marketing	& Power	Distribution	Corporate	Eliminations	Total

Current assets	1,132	1,778	250	443	68	(392)	3,279

Investments in non-consolidated companies and other investments	713	31	152	41	141	-	1,078

Property, plant and equipment, net	8,067	1,036	256	425	136	(401)	9,519

Non-current assets	2,336	292	105	65	1,309	(1,813)	2,294

Total assets	12,248	3,137	763	974	1,654	(2,606)	16,170

Revenues and net income by segment [Table Text Block]
Three-month period ended March 31, 2011

	Exploration and

		Refining, Transportation	Gas &		International (see separate

	Production	& Marketing	Power	Biofuel (1)	disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	23	17,732	1,876	13	3,137	9,832	-	-	32,613
Inter-segment net operating revenues	16,802	8,744	295	79	1,033	183	-	(27,136)	-

Net operating revenues	16,825	26,476	2,171	92	4,170	10,015	-	(27,136)	32,613

Cost of sales	(6,313)	(25,604)	(1,249)	(100)	(2,958)	(9,137)	-	26,328	(19,033)

Depreciation, depletion and amortization	(1,438)	(252)	(207)	(7)	(210)	(54)	(107)	-	(2,275)
Exploration, including exploratory dry holes	(470)	-	-	-	(54)	-	-	-	(524)
Impairment	-	-	-	-	-	-	-	-	-
Selling, general and administrative expenses	(109)	(728)	(206)	(20)	(220)	(511)	(561)	33	(2,322)
Research and development expenses	(168)	(51)	(9)	-	-	(1)	(67)	-	(296)
Other operating expenses	(68)	(80)	(25)	(6)	(180)	26	(450)	14	(769)

Costs and expenses	(8,566)	(26,715)	(1,696)	(133)	(3,622)	(9,677)	(1,185)	26,375	(25,219)

Operating income (loss)	8,259	(239)	475	(41)	548	338	(1,185)	(761)	7,394

Equity in results of non-consolidated companies	-	143	46	18	6	2	-	-	215
Financial income (expenses), net	-	-	-	-	-	-	1,232	-	1,232
Other taxes	(12)	(15)	(15)	-	(34)	(7)	(64)	-	(147)

Income (loss) before income taxes	8,247	(111)	506	(23)	520	333	(17)	(761)	8,694

Income tax benefits (expense)	(2,804)	86	(156)	14	(5)	(113)	670	259	(2,049)
									-
Net income (loss) for the period	5,443	(25)	350	(9)	515	220	653	(502)	6,645
									-
Less: Net income (loss) attributable to the noncontrolling interests	(4)	4	5	-	3	-	(129)	-	(121)

Net income (loss) attributable to Petrobras	5,439	(21)	355	(9)	518	220	524	(502)	6,524

(1)  As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		Three-month period ended March 31, 2011

		International

	Exploration

		Refining

Gas

	and

		Transportation	&
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	201	1,596	125	1,209	-	6	3,137
Inter-segment net operating revenues	1,059	618	11	9	-	(664)	1,033

Net operating revenues	1,260	2,214	136	1,218	-	(658)	4,170

Cost of sales	(294)	(2,055)	(97)	(1,170)	-	658	(2,958)

Depreciation, depletion and amortization	(178)	(17)	(5)	(6)	(4)	-	(210)
Exploration, including exploratory dry holes	(54)	-	-	-	-	-	(54)
Impairment	-	-	-	-	-	-	-
Selling, general and administrative expenses	(45)	(39)	(2)	(64)	(74)	4	(220)
Research and development expenses	-	-	-	-	-	-	-
Other operating expenses	(183)	9	5	3	(12)	(2)	(180)

Costs and expenses	(754)	(2,102)	(99)	(1,237)	(90)	660	(3,622)

Operating income (loss)	506	112	37	(19)	(90)	2	548

Equity in results of non-consolidated companies	(3)	4	8	3	(6)	-	6
Other taxes	(20)	(1)	-	(5)	(8)	-	(34)

Income (loss) before income taxes	483	115	45	(21)	(104)	2	520

Income tax benefits (expense)	(32)	6	18	(5)	8	-	(5)

Net income (loss) for the period	451	121	63	(26)	(96)	2	515

Less: Net income (loss) attributable to the noncontrolling interests	-	-	(37)	-	40	-	3

Net income (loss) attributable to Petrobras	451	121	26	(26)	(56)	2	518

		Three-month period ended March 31, 2010

	Exploration and

		Refining, Transportation	Gas &		International (see separate

	Production	& Marketing	Power	Biofuel (1)	disclosure)	Distribution	Corporate (1)	Eliminations	Total

Net operating revenues derived from third parties	62	15,163	1,474	1	2,548	8,311	-	-	27,559
Inter-segment net operating revenues	12,913	7,602	168	58	499	176	-	(21,416)	-

Net operating revenues	12,975	22,765	1,642	59	3,047	8,487	-	(21,416)	27,559

Cost of sales	(5,129)	(20,200)	(840)	(58)	(2,174)	(7,745)	-	20,889	(15,257)

Depreciation, depletion and amortization	(1,234)	(339)	(108)	(6)	(203)	(50)	(103)	1	(2,042)
Exploration, including exploratory dry holes	(464)	-	-	-	(75)	-	-	-	(539)
Impairment	-	-	(44)	-	(50)	-	-	-	(94)
Selling, general and administrative expenses	(86)	(679)	(217)	(8)	(191)	(406)	(504)	39	(2,052)
Research and development expenses	(111)	(34)	(9)	-	(1)	(1)	(61)	-	(217)
Other operating expenses	(458)	7	(53)	(4)	29	30	(603)	(5)	(1,057)

Costs and expenses	(7,482)	(21,245)	(1,271)	(76)	(2,665)	(8,172)	(1,271)	20,924	(21,258)

Operating income (loss)	5,493	1,520	371	(17)	382	315	(1,271)	(492)	6,301

Equity in results of non-consolidated companies	5	(60)	37	-	6	-	-	-	(12)
Financial income (expenses), net	-	-	-	-	-	-	(278)	-	(278)
Other taxes	(10)	(14)	(5)	-	(21)	(5)	(30)	-	(85)

Income (loss) before income taxes	5,488	1,446	403	(17)	367	310	(1,579)	(492)	5,926

Income tax benefits (expense)	(1,865)	(512)	(124)	6	(65)	(105)	939	166	(1,560)

Net income for the period	3,623	934	279	(11)	302	205	(640)	(326)	4,366

Less: Net income attributable to the noncontrolling interests	11	(18)	8	-	(17)	-	(33)	-	(49)

Net income (loss) attributable for Petrobras	3,634	916	287	(11)	285	205	(673)	(326)	4,317

(1)  As of 2011 Biofuel’s results are presented separately. This information was previously included in the Corporate Segment. For comparative purposes, the 2010 information was reclassified.

		Three-month period ended March 31, 2010

		International

	Exploration

		Refining

	and

		Transportation	Gas &
	Production	& Marketing	Power	Distribution	Corporate	Eliminations	Total

Net operating revenues derived from third parties	167	1,370	118	887	-	6	2,548
Inter-segment net operating revenues	659	349	10	10	-	(529)	499

Net operating revenues	826	1,719	128	897	-	(523)	3,047

Cost of sales	(176)	(1,614)	(101)	(798)	-	515	(2,174)
Depreciation, depletion and amortization	(164)	(21)	(5)	(7)	(6)	-	(203)
Exploration, including exploratory dry holes	(75)	-	-	-	-	-	(75)
Impairment	-	(50)	-	-	-	-	(50)
Selling, general and administrative expenses	(37)	(34)	(1)	(56)	(63)	-	(191)
Research and development expenses	-	-	-	-	(1)	-	(1)
Other operating expenses	4	(15)	5	3	32	-	29

Costs and expenses	(448)	(1,734)	(102)	(858)	(38)	515	(2,665)

Operating income (loss)	378	(15)	26	39	(38)	(8)	382

Equity in results of non-consolidated companies	(1)	5	(36)	4	34	-	6
Other taxes	(11)	(1)	-	(1)	(8)	-	(21)

Income (loss) before income taxes	366	(11)	(10)	42	(12)	(8)	367

Income tax benefits (expense)	(89)	(1)	(1)	(3)	29	-	(65)

Net income for the period	277	(12)	(11)	39	17	(8)	302

Less: Net income attributable to the noncontrolling interests	-	-	(1)	-	(16)	-	(17)

Net income (loss) attributable for Petrobras	277	(12)	(12)	39	1	(8)	285

Capital expenditures incurred by segment [Table Text Block]

	Three-month periods ended March 31,
	2011	2010

Exploration and Production	4,421	4,584
Refining, Transportation & Marketing	3,724	2,951
Gas & Power	572	1,241
International
Exploration and Production	451	706
Refining, Transportation & Marketing	142	17
Distribution	6	7
Gas & Power	18	1
Others	3	-
Distribution	144	66
Biofuels	131	5
Corporate	312	205

	9,924	9,783

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Commodity price risk management, Commodity Contracts Maturity in 2011 (Detail)	3 Months Ended
Mar. 31, 2011
Futures and Forwards Contracts
Commodity Derivative Contracts
Notional amount in thousand of BBL	(11,857) [1]
Options Contracts
Commodity Derivative Contracts
Notional amount in thousand of BBL	(7,900) [1]

[1]	A negative notional value represents a sale position

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Foreign currency risk management (Detail) (Sell USD / Pay BRL, USD $) In Millions	Mar. 31, 2011
Sell USD / Pay BRL
Foreign Currency Derivative Contracts
Notional Amount US $ million	$ 86

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Foreing currency risk management, Cash flow hedge (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 Average Pay Rate (USD) USD ( $)	Mar. 31, 2011 Average Receive Rate (JPY) JPY ( ¥)
Cross Currency Swaps Maturing in 2016 fixed to fixed
%	5.69%	2.15%
Notional amount	$ 298	¥ 35,000

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Embedded Derivatives, Sale of ethanol (Detail) (Foward Contract, USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Foward Contract
Long position
Notional amount in thousand of BBL	715
Fair Value	$ 28
Maturity	2016

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Asset Derivatives - Fair Value
Hedging derivatives	$ 109	$ 115
Non-Hedging derivatives	149	50
Total	258	165
Liability Derivatives - Fair Value
Hedging derivatives	0	0
Non-Hedging derivatives	(183)	(42)
Total	(183)	(42)
Foreign exchange contracts
Asset Derivatives - Fair Value
Balance Sheet location	Other current assets	Other current assets
Hedging derivatives	109	115
Balance Sheet location	Other current assets	Other current assets
Non-Hedging derivatives	5	2
Liability Derivatives - Fair Value
Hedging derivatives	0	0
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Non-Hedging derivatives	0	0
Commodity contracts
Asset Derivatives - Fair Value
Balance Sheet location	Other current assets	Other current assets
Non-Hedging derivatives	144	48
Liability Derivatives - Fair Value
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Non-Hedging derivatives	$ (183)	$ (42)

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Derivatives designated as hedging instruments under Codification Topic 815
Foreign Exchange Contracts
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (10)	$ (10)
Financial expenses
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	11	5
Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)	0	0
Derivatives designated as hedging instruments under Codification Topic 815 | Foreign exchange contracts
Foreign Exchange Contracts
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	(10)	(10)
Financial expenses
Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Financial Expenses	Financial Expenses
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	11	5
Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)	0	0
Derivatives not designated as Hedging Instruments under Codification Topic 815
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	(140)	(40)
Derivatives not designated as Hedging Instruments under Codification Topic 815 | Foreign exchange contracts
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	6	(1)
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/(expenses) net	Financial income/(expenses) net
Derivatives not designated as Hedging Instruments under Codification Topic 815 | Commodity contracts
Financial income/(expenses) net
Amount of Gain or (Loss) Recognized in Income on Derivative	$ (146)	$ (39)
Location of Gain or (Loss) Recognized in Income on Derivative	Financial income/(expenses) net	Financial income/(expenses) net

Note 02 - Derivative Instruments, Hedging and Risk Management Activities, Additional Information (Detail) (Derivatives for oil and oil products, USD $) In Millions, unless otherwise specified	Mar. 31, 2011
Derivatives for oil and oil products
Derivatives Instruments, Hedging and Risk Management Activities
The volume of hedge executed for the exports by BR Distribuidora of the total exported	48.20%
Result of the settlements of the operations that matured in the period	$ 2
Sales contract of ethanol in m3 per year (between Pfico and Toyota Tsusho Corporation) for ten years, subject to renegotiation of price and termination after the first five years	143,000

Note 03 - Income Taxes, Tax reconciliation (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income before income tax and minority interest:
Brazil	$ 8,741	$ 6,425
International	(47)	(499)
Total	8,694	5,926
Tax Expense at statutory rate - (34%)	(2,956)	(2,015)
Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(57)	(50)
Tax benefit on interest on shareholders' equity	545	334
Foreign income subject to different tax rates	398	124
Tax incentive	17	39
Other	4	8
Total income tax expense	$ (2,049)	$ (1,560)

Note 03 - Income Taxes, Domestic and international income tax benefit (expense) breakdown (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Brazil:
Current	$ (824)	$ (1,746)
Deferred	(1,304)	251
Total	(2,128)	(1,495)
International:
Current	94	(30)
Deferred	(15)	(35)
Total	79	(65)
Total income tax expense	$ (2,049)	$ (1,560)

Note 03 - Income Taxes, Major components of the deferred income tax accounts in the consolidated balance sheet (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Deferred income tax accounts
Current assets	$ (521)	$ 540
Valuation allowance	0	(5)
Current liabilities	(9)	(1)
Net current deferred tax assets	(530)	534
Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,421	1,458
Tax loss carryforwards	2,488	2,364
Other temporary differences, not significant individually	2,373	801
Valuation allowance	(1,812)	(1,803)
Total	4,470	2,820
Non-current liabilities
Capitalized exploration and development costs	(12,882)	(11,292)
Property, plant and equipment	(1,361)	(1,597)
Exchange variation	(2,603)	(1,390)
Other temporary differences, not significant individually	(1,774)	(928)
Total	(18,620)	(15,207)
Net non-current deferred tax liabilities	(14,150)	(12,387)
Non-current deferred tax assets	344	317
Non-current deferred tax liabilities	(14,494)	(12,704)
Net deferred tax liabilities	$ (14,680)	$ (11,853)

Note 03 - Income Taxes, Parenthetical (Detail)	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income Tax Expense Benefit [Abstract]
Tax Expense statutory rate	34.00%	34.00%

Note 03 - Income Taxes, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Income Taxes, Additiional information
Income tax rate	25.00%	25.00%
Social Contributon rate	9.00%	9.00%
Tax Expense statutory rate	34.00%	34.00%
Tax incentive within the region covered by the Northeast Development Agency (ADENE)	$ 17	$ 39
Percentage of reduction in income tax payable calculated on the profits of the exploration of incentive activities	75.00%	75.00%

Note 04 - Cash and Cash Equivalents (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Cash and Cash Equivalents [Abstract]
Cash	$ 1,993	$ 1,974
Investments - Brazilian reais	17,145	7,819
Investments - U.S. dollars	6,860	7,840
Total	$ 25,998	$ 17,633	$ 14,614	$ 16,169

Note 05 - Marketable Securities (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Marketable securities classification:
Available-for-sale	$ 3,189	$ 3,162
Trading	12,068	15,395
Held-to-maturity	159	154
Total	15,416	18,711
Less: Current portion of marketable securities	(12,288)	(15,612)
Long-term portion of marketable securities	$ 3,128	$ 3,099

Note 05 - Marketable Securities, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Marketable Securities, Additional Information
B Series National Treasury Notes	$ 2,963
Interest Coupons (p.a.)	6.00%

Note 06 - Inventories (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Inventory Products [Abstract]
Oil products	$ 4,524	$ 3,799
Fuel alcohol	324	286
Total	4,848	4,085
Raw materials, mainly crude oil	7,607	5,690
Materials and supplies	1,971	2,044
Other	213	69
Inventory, total	14,639	11,888
Current inventories	14,595	11,834
Long-term inventories	$ 44	$ 54

Note 06 - Inventories, Additional Information (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Inventories, Additional Information
Recognized loss due to the decline in market prices of oil products, classified as other operating expense	$ 42	$ 68

Note 07 - Recoverable Taxes (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Local:
Domestic value-added tax (ICMS)	$ 3,255	$ 3,022
PASEP/COFINS	7,366	6,885
Income tax and social contribution	1,168	1,265
Foreign value-added tax (IVA)	35	42
Other recoverable taxes	551	453
Total	12,375	11,667
Less: Long-term recoverable taxes	(6,211)	(6,407)
Current recoverable taxes	$ 6,164	$ 5,260

Note 08 - Property, Plant and Equipment, Net, Additional Information (Detail)	Sep. 03, 2010
Accounting treatment of Assigment Agreement
Period equivalent of maximum production of right to conduct research, exploration and production of fluid hydrocarbons in specified pre-salt areas	40 years

Note 09 - Financing (Detail) (USD $) In Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Debt Current [Abstract]
Interest on debt	$ 894	$ 869
Current portion of long term debt	2,653	2,883
Current debt	6,179	5,208
Total debt	9,726	8,960
Foreign - Financial Institutions
Current	7,235	6,381
Non-current	17,883	17,460
Foreign - Bearer bonds - Notes
Current	467	587
Non-current	18,326	11,573
Foreign - Trust Certificates - Senior/Junior
Current	69	71
Non-current	177	194
Foreign - Other
Current	1	2
Non-current	100	307
Total Foreign
Current	7,772	7,041
Non-current	36,486	29,534
In Brazil - BNDES
Current	987	1,269
Non-current	19,512	19,384
In Brazil - Debentures
Current	196	189
Non-current	1,508	1,427
In Brazil - FINAME - Earmarked for construction of Bolivia - Brazil gas pipeline
Current	43	42
Non-current	339	233
In Brazil - Export credit notes
Current	238	66
Non-current	6,431	6,295
In Brazil - Bank credit certificate
Current	30	32
Non-current	2,214	2,164
In Brazil - Other
Current	460	321
Non-current	1,594	1,434
Total in Brazil
Current	1,954	1,919
Non-current	31,598	30,937
Total borrowings
Current	9,726	8,960
Non-current	$ 68,084	$ 60,471

Note 09 - a) Financing, Long-term debt, Composition of foreign currency denominated debt by currency (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Currencies:
United States dollars	$ 34,727	$ 27,583
Japanese Yen	1,615	1,651
Euro	144	131
Other	0	169
Total	$ 36,486	$ 29,534

Note 09 - a) Financing, Long-term debt, Maturities of the principal of long-term debt (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Maturities of the principal of long-term debt
2012	$ 3,556
2013	2,927
2014	3,684
2015	5,692
2016 and thereafter	52,225
Long-term debt	$ 68,084	$ 60,471

Note 09 - a) Financing, Long-term debt, Annual interest rates on long-term debt (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Foreign currency:
6% or less	$ 27,788	$ 21,900
Over 6% to 8%	7,670	6,285
Over 8% to 10%	635	1,219
Over 10% to 12%	33	33
Over 12%	360	97
Foreign Currency, Total	36,486	29,534
Local Currency:
6% or less	4,352	2,426
Over 6% to 8%	15,544	17,932
Over 8% to 10%	1,417	592
Over 10% to 12%	1,527	9,759
Over 12%	8,758	228
Local Currency, Total	31,598	30,937
Total	$ 68,084	$ 60,471

Note 09 - a.1) Financing, Long-term debt, foreign (Detail) (USD $) In Millions	3 Months Ended
Mar. 31, 2011
Issuance of Debt 1
Company	PifCo
Date	Jan/2011
US $	$ 6,000
Maturity	2016,2021 and 2041
Description	Global Notes in the amounts of US $2,500, US $ 2,500 and US $1,000 at rates of 3.875%; 5.375% and 6.75% p.a., respectively.
Issuance of Debt 2
Company	PNBV
Date	Mar/2011
US $	650
Maturity	2015 and 2021
Description	Financing obtained from the Bank Tokyo-Mitsubish - Libor plus 1.25% p.a. and from the Bank Santander S.A., HSBC Bank PLC, HSBC Bank USA, N.A. and Sace S.P.A. - Libor plus 1.10% p.a.
Issuance of Debt 3
Company	Charter
Date	Jan/2011
US $	750
Maturity	2018
Description	Financing obtained from the Standard Shatered, Libor plus 1.5% p.a.
Total amount of issuance of debt
US $	$ 7,400

Note 09 - b.1) Outstanding lines of credit with official credit agencies, foreign (Detail) (Financing 1, USD $) In Millions	3 Months Ended
Mar. 31, 2011
Financing 1
Company	Petrobras
Agency	China Development Bank
Contracted	$ 10,000
Used	7,000
Balance	$ 3,000
Description	Libor +2.8% p.a.

Note 09 - b.2) Financing, outstading lines of credit with official credit agencies in Brazil (Detail) (USD $) In Millions	Mar. 31, 2011
Financing 1
Company	Transpetro [1]
Agency	BNDES
Contracted	$ 5,529
Used	349
Balance	5,180
Description	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a.
Financing 2
Company	Petrobras
Agency	Banco do Brasil
Contracted	307
Used	234
Balance	73
Description	Commercial Credit Certificate (FINAME) - 4.5% p.a.
Financing 3
Company	Petrobras
Agency	Caixa Econômica Federal
Contracted	184
Used	0
Balance	$ 184
Description	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI

[1]	Agreements for conditioned purchase and sale of 41 ships and 20 convoys were entered into with 6 Brazilian shipyards in the amount of US $ 6,144 where 90% is financed by BNDES.

Note 09 - Financing, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2011	Dec. 31, 2010
Financing [Abstract]
Weighted average annual interest rates on outstanding short-term borrowings	1.93%	2.31%
Purchase and sale of ships	41
Purchase and sale of convoys	20
Shipyards of agreements for conditioned purchase and sale	6
Agreement for conditioned purchase and sale	$ 6,144
Percentage of financing by BNDES	90.00%

Note 10 - Financial Income (Expenses), Net (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Financial expenses
Loans and financings	$ (1,136)	$ (774)
Leasing	0	(4)
Losses on derivative instruments (Note 2)	(141)	(45)
Repurchased securities losses	(6)	(7)
Other	(217)	(229)
Financial Expenses, before Capitalized Interest	(1,500)	(1,059)
Capitalized interest	1,112	703
Financial expenses	(388)	(356)
Financial income
Investments	522	214
Marketable Securities	396	108
Gains on derivative instruments (Note 2)	1	4
Clients	74	29
Other	52	58
Financial income	1,045	413
Monetary and exchange variation	575	(335)
Financial Income (Expenses), Net	$ 1,232	$ (278)

Note 11 - Capital Lease Obligations (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Capital Lease Obligation
2011	$ 102
2012	44
2013	19
2014	19
2015	19
2016 and thereafter	66
Estimated future lease payments	269
Less amount representing interest at 6.2% to 12.0% annual	(48)
Present value of minimum lease payments	221
Less current portion of capital lease obligations	(98)	(105)
Long-term portion of capital lease obligations	$ 123	$ 117

Note 11 - Capital Lease Obligations, Additional Information (Detail) (USD $) In Millions	Mar. 31, 2011
Capital Lease Obligations
Assets under capital leases, net book value	$ 2,066

Note 12 - Employees' Postretirement Benefits and Other Benefits, Employees' postretirement benefits balances (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Current liabilities
Defined-benefit plan	$ 784	$ 743
Variable Contribution plan	40	39
Employees' postretirement projected benefits obligation	824	782
Long-term liabilities
Defined-benefit plan	14,145	13,608
Variable Contribution plan	190	132
Employees' postretirement projected benefits obligation	14,335	13,740
Total Employees' postretirement projected benefits obligation	15,159	14,522
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	4,023	3,931
Variable Contribution plan	189	189
Tax effect	(1,433)	(1,401)
Net balance recorded in shareholders' equity	2,779	2,719
Pension Benefits
Current liabilities
Defined-benefit plan	400	369
Variable Contribution plan	40	39
Employees' postretirement projected benefits obligation	440	408
Long-term liabilities
Defined-benefit plan	5,876	5,719
Variable Contribution plan	190	132
Employees' postretirement projected benefits obligation	6,066	5,851
Total Employees' postretirement projected benefits obligation	6,506	6,259
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	3,397	3,322
Variable Contribution plan	189	189
Tax effect	(1,219)	(1,194)
Net balance recorded in shareholders' equity	2,367	2,317
Health Care Benefit
Current liabilities
Defined-benefit plan	384	374
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	384	374
Long-term liabilities
Defined-benefit plan	8,269	7,889
Variable Contribution plan	0	0
Employees' postretirement projected benefits obligation	8,269	7,889
Total Employees' postretirement projected benefits obligation	8,653	8,263
Shareholders' equity - Accumulated other comprehensive income
Defined-benefit plan	626	609
Variable Contribution plan	0	0
Tax effect	(214)	(207)
Net balance recorded in shareholders' equity	$ 412	$ 402

Note 12 - Employees' Postretirement Benefits and Other Benefits, Net periodic benefit cost (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Defined- Benefits
Plan Assets [Line Items]
Service cost-benefits earned during the period	$ 61	$ 60
Interest cost on projected benefit obligation	957	744
Expected return on plan assets	(846)	(625)
Amortization of net actuarial loss	17	16
Recognized loss	(1)	0
Periodic benefit cost before employees contributions	188	195
Employees' contributions	(61)	(55)
Net periodic benefit cost	127	140
Variable Contribution
Plan Assets [Line Items]
Service cost-benefits earned during the period	47	21
Interest cost on projected benefit obligation	13	8
Expected return on plan assets	(6)	(4)
Amortization of net actuarial loss	3	2
Recognized loss	0	0
Periodic benefit cost before employees contributions	57	27
Employees' contributions	0	(4)
Net periodic benefit cost	57	23
Health Care Benefit
Plan Assets [Line Items]
Service cost-benefits earned during the period	38	28
Interest cost on projected benefit obligation	238	186
Expected return on plan assets	0	0
Amortization of net actuarial loss	8	0
Recognized loss	0	0
Periodic benefit cost before employees contributions	284	214
Employees' contributions	0	0
Net periodic benefit cost	$ 284	$ 214

Note 12 - Employees' Postretirement Benefits and Other Benefits, Additional Information (Detail) (USD $) In Millions	3 Months Ended
Mar. 31, 2011
Employees' Postretirement Benefits and Other Benefits, Additional Information
Benefits paid	$ 71
Balances of the Financial Commitment Agreements	3,053
Financial Commitment Agreements, interest due in 2011	$ 72

Note 13 - Shareholders' Equity, Dividends and interest on shareholders' equity (Detail) (USD $) In Millions	Dec. 31, 2010
Dividends and interest on shareholders' equity [Line Items]
Value of the portion	$ 6,780
1st Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	May 14, 2010
Shareholders' positions	May 21, 2010
Date payment	May 31, 2010
Value of the portion	982
2nd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Jul 16, 2010
Shareholders' positions	Jul 30, 2010
Date payment	Aug 31, 2010
Value of the portion	966
3rd Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Oct 22, 2010
Shareholders' positions	Nov 1, 2010
Date payment	Nov 30, 2010
Value of the portion	1,062
4th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Dec 10, 2010
Shareholders' positions	Dec 21, 2010
Date payment	Dec 30, 2010
Value of the portion	1,539
5th Portion Interest on shareholders' equity [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Feb 25, 2011
Shareholders' positions	Mar 21, 2010
Date payment	Mar 31, 2011
Value of the portion	1,308
Divdends [Member]
Dividends and interest on shareholders' equity [Line Items]
Date of board of directors approval	Feb 25, 2011
Shareholders' positions	Apr 28, 2011
Date payment	Up to Jun. 27, 2011
Value of the portion	$ 923

Note 13 - Shareholders' Equity, Basic and diluted earnings per share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Basic and diluted earnings per share amounts
Net income attributable to Petrobras	$ 6,524	$ 4,317
Less priority preferred share dividends	(2,490)	(1,133)
Less common shares dividends, up to the priority preferred shares dividends on a per- share basis	(3,308)	(1,553)
Remaining net income to be equally allocated to common and preferred shares	$ 726	$ 1,631
Weighted average number of shares outstanding
Common	7,442,454,142	5,073,347,344
Preferred	5,602,042,788	3,700,729,396
Basic and diluted earnings per Common and Preferred Share	0.5	0.49
Basic and diluted earnings per Common and Preferred ADS	1	0.98

Note 13 - Shareholders' Equity, Additional Information (Detail) In Millions, except Share data, unless otherwise specified	Apr. 29, 2011 USD ( $)	Apr. 28, 2011 USD ( $)	Apr. 28, 2011 BRL	Mar. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Common share				7,442,454,142	7,442,454,142
Preferred share				5,602,042,788	5,602,042,788
Relation ADS and shares				2 Shares for 1 ADS
Minimum voting shares of current Brazilian law requires Federal Government ownership				50.00% plus 1 share
Capitalization of part of the tax incentive profit reserves
Initial amount in Company's Capital increase		$ 109,746
Final amount in Company's Capital increase		109,760
Capital increase		14
Initial amount in Company's Capital increase (Reais)			205,357
Final amount in Company's Capital increase (Reais)			205,380
Capital increase (Reais)			23
Dividends approved in the Annual General Shareholders' Meeting		6,780
Interest on shareholders' equity	$ 1,645	$ 5,857
Levy of income tax on interest on shareholders' equity				15.00%

Note 14 - Commitments and Contingencies, Litigation (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims
Labor claims	$ 112	$ 119
Tax claims	379	361
Civil claims	245	214
Commercials claims and other contingencies	36	66
Long-term contingencies	$ 772	$ 760

Note 14 - Commitments and Contingencies, Additional Information (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Litigation - legal proceedings provisioned
Restricted deposits for legal proceedings and guarantees	$ 1,767	$ 1,674
Plaintiff: Albacora, Carapeba, Cherne, Espadarte, Marimb��, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin
Loss Contingencies [Line Items]
Amount underpaid by concesionaire	224
Maximum exposure for the company	346
Plaintiff: State Revenue Service of Rio de Janeiro
Loss Contingencies [Line Items]
Maximum exposure for the company	1,381
Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel - ANP
Loss Contingencies [Line Items]
Maximum exposure for the company	354
Plaintiff: AMAR - Presidente Get��lio Vargas refinery oil spill
Loss Contingencies [Line Items]
Maximum exposure for the company	98
Plaintiff: The Federal and State of Paran�� Prossecutors - Presidente Get��lio Vargas refinery oil spill
Loss Contingencies [Line Items]
Maximum exposure for the company	3,715
Processes for small amounts
Loss Contingencies [Line Items]
Civil actions	67
Labor actions	559
Tax actions	604
Environmental actions	$ 110

Note 15 - Fair value Measurement, Financial Assets and Liabilities at fair value on a recurring basis (Detail) (USD $) In Millions	Mar. 31, 2011
Assets
Marketable securities	$ 15,257
Foreign exchange derivatives (Note 2)	114
Commodity derivatives (Note 2)	144
Total assets	15,515
Liabilities
Commodity derivatives (Note 2)	(183)
Total liabilities	(183)
Level 1
Assets
Marketable securities	15,257
Foreign exchange derivatives (Note 2)	0
Commodity derivatives (Note 2)	107
Total assets	15,364
Liabilities
Commodity derivatives (Note 2)	(177)
Total liabilities	(177)
Level 2
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	114
Commodity derivatives (Note 2)	9
Total assets	123
Liabilities
Commodity derivatives (Note 2)	(6)
Total liabilities	(6)
Level 3
Assets
Marketable securities	0
Foreign exchange derivatives (Note 2)	0
Commodity derivatives (Note 2)	28
Total assets	28
Liabilities
Commodity derivatives (Note 2)	0
Total liabilities	$ 0

Note 15 - Fair value Measurement, Additional Information (Detail) (USD $) In Millions	Mar. 31, 2011
Financial Instruments owned at Fair Value
The Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 68,084
Estimated fair value of the Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 70,517

Note 16 - Segment Information, Reconciliation of assets from segment to consolidated (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 73,600	$ 63,863
Cash and cash equivalents	25,998	17,633
Other current assets	47,602	46,230
Investments in non-consolidated companies and other investments	6,250	6,312
Property, plant and equipment, net	230,370	218,567
Non-current assets	20,331	19,941
Total assets	330,551	308,683
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	5,303	3,473
Cash and cash equivalents	0	0
Other current assets	5,303	3,473
Investments in non-consolidated companies and other investments	0	296
Property, plant and equipment, net	136,594	129,913
Non-current assets	3,486	3,511
Total assets	145,383	137,193
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	21,707	16,305
Cash and cash equivalents	0	0
Other current assets	21,707	16,305
Investments in non-consolidated companies and other investments	3,153	3,056
Property, plant and equipment, net	50,772	46,844
Non-current assets	3,428	3,282
Total assets	79,060	69,487
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	2,493	2,904
Cash and cash equivalents	0	0
Other current assets	2,493	2,904
Investments in non-consolidated companies and other investments	790	813
Property, plant and equipment, net	25,463	24,725
Non-current assets	1,551	1,465
Total assets	30,297	29,907
Biofuel
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	131	121
Cash and cash equivalents	0	0
Other current assets	131	121
Investments in non-consolidated companies and other investments	861	688
Property, plant and equipment, net	334	356
Non-current assets	6	10
Total assets	1,332	1,175
International
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	3,453	3,279
Cash and cash equivalents	0	0
Other current assets	3,453	3,279
Investments in non-consolidated companies and other investments	1,040	1,078
Property, plant and equipment, net	9,487	9,519
Non-current assets	2,389	2,294
Total assets	16,369	16,170
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	4,077	4,196
Cash and cash equivalents	0	0
Other current assets	4,077	4,196
Investments in non-consolidated companies and other investments	279	257
Property, plant and equipment, net	2,870	2,730
Non-current assets	655	346
Total assets	7,881	7,529
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	43,838	38,895
Cash and cash equivalents	25,998	17,633
Other current assets	17,840	21,262
Investments in non-consolidated companies and other investments	127	124
Property, plant and equipment, net	4,850	4,480
Non-current assets	8,913	9,033
Total assets	57,728	52,532
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(7,402)	(5,310)
Cash and cash equivalents	0	0
Other current assets	(7,402)	(5,310)
Investments in non-consolidated companies and other investments	0	0
Property, plant and equipment, net	0	0
Non-current assets	(97)	0
Total assets	$ (7,499)	$ (5,310)

Note 16 - Segment Information, Reconciliation of assets from segment to consolidated, International (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	$ 3,453	$ 3,279
Investments in non-consolidated companies and other investments	1,040	1,078
Property, plant and equipment, net	9,487	9,519
Non-current assets	2,389	2,294
Total assets	16,369	16,170
Exploration and Production
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,220	1,132
Investments in non-consolidated companies and other investments	703	713
Property, plant and equipment, net	8,272	8,067
Non-current assets	2,529	2,336
Total assets	12,724	12,248
Refining, Transportation & Marketing
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	1,920	1,778
Investments in non-consolidated companies and other investments	34	31
Property, plant and equipment, net	823	1,036
Non-current assets	329	292
Total assets	3,106	3,137
Gas & Power
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	260	250
Investments in non-consolidated companies and other investments	126	152
Property, plant and equipment, net	256	256
Non-current assets	111	105
Total assets	753	763
Distribution
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	482	443
Investments in non-consolidated companies and other investments	15	41
Property, plant and equipment, net	455	425
Non-current assets	63	65
Total assets	1,015	974
Corporate
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	68	68
Investments in non-consolidated companies and other investments	45	141
Property, plant and equipment, net	212	136
Non-current assets	1,367	1,309
Total assets	1,692	1,654
Eliminations
Segment Reporting Asset Reconciling Item [Line Items]
Current assets	(497)	(392)
Investments in non-consolidated companies and other investments	117	0
Property, plant and equipment, net	(531)	(401)
Non-current assets	(2,010)	(1,813)
Total assets	$ (2,921)	$ (2,606)

Note 16 - Segment Information, Reconciliation of revenues from segment to consolidated (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 32,613	$ 27,559
Inter-segment net operating revenues	0	0
Net operating revenues	32,613	27,559
Cost of sales	(19,033)	(15,257)
Depreciation, depletion and amortization	(2,275)	(2,042)
Exploration, including exploratory dry holes	(524)	(539)
Impairment	0	(94)
Selling, general and administrative expenses	(2,322)	(2,052)
Research and development expenses	(296)	(217)
Other operating expenses	(769)	(1,057)
Costs and expenses	(25,219)	(21,258)
Operating income (loss)	7,394	6,301
Equity in results of non-consolidated companies	215	(12)
Financial income (expenses), net	1,232	(278)
Other taxes	(147)	(85)
Income (loss) before income taxes	8,694	5,926
Income tax benefits (expense)	(2,049)	(1,560)
Net income (loss) for the period	6,645	4,366
Less: Net income (loss) attributable to the noncontrolling interest	(121)	(49)
Net income (loss) attributable to Petrobras	6,524	4,317
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	23	62
Inter-segment net operating revenues	16,802	12,913
Net operating revenues	16,825	12,975
Cost of sales	(6,313)	(5,129)
Depreciation, depletion and amortization	(1,438)	(1,234)
Exploration, including exploratory dry holes	(470)	(464)
Impairment	0	0
Selling, general and administrative expenses	(109)	(86)
Research and development expenses	(168)	(111)
Other operating expenses	(68)	(458)
Costs and expenses	(8,566)	(7,482)
Operating income (loss)	8,259	5,493
Equity in results of non-consolidated companies	0	5
Financial income (expenses), net	0	0
Other taxes	(12)	(10)
Income (loss) before income taxes	8,247	5,488
Income tax benefits (expense)	(2,804)	(1,865)
Net income (loss) for the period	5,443	3,623
Less: Net income (loss) attributable to the noncontrolling interest	(4)	11
Net income (loss) attributable to Petrobras	5,439	3,634
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	17,732	15,163
Inter-segment net operating revenues	8,744	7,602
Net operating revenues	26,476	22,765
Cost of sales	(25,604)	(20,200)
Depreciation, depletion and amortization	(252)	(339)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(728)	(679)
Research and development expenses	(51)	(34)
Other operating expenses	(80)	7
Costs and expenses	(26,715)	(21,245)
Operating income (loss)	(239)	1,520
Equity in results of non-consolidated companies	143	(60)
Financial income (expenses), net	0	0
Other taxes	(15)	(14)
Income (loss) before income taxes	(111)	1,446
Income tax benefits (expense)	86	(512)
Net income (loss) for the period	(25)	934
Less: Net income (loss) attributable to the noncontrolling interest	4	(18)
Net income (loss) attributable to Petrobras	(21)	916
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	1,876	1,474
Inter-segment net operating revenues	295	168
Net operating revenues	2,171	1,642
Cost of sales	(1,249)	(840)
Depreciation, depletion and amortization	(207)	(108)
Exploration, including exploratory dry holes	0	0
Impairment	0	(44)
Selling, general and administrative expenses	(206)	(217)
Research and development expenses	(9)	(9)
Other operating expenses	(25)	(53)
Costs and expenses	(1,696)	(1,271)
Operating income (loss)	475	371
Equity in results of non-consolidated companies	46	37
Financial income (expenses), net	0	0
Other taxes	(15)	(5)
Income (loss) before income taxes	506	403
Income tax benefits (expense)	(156)	(124)
Net income (loss) for the period	350	279
Less: Net income (loss) attributable to the noncontrolling interest	5	8
Net income (loss) attributable to Petrobras	355	287
Biofuel
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	13	1
Inter-segment net operating revenues	79	58
Net operating revenues	92	59
Cost of sales	(100)	(58)
Depreciation, depletion and amortization	(7)	(6)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(20)	(8)
Research and development expenses	0	0
Other operating expenses	(6)	(4)
Costs and expenses	(133)	(76)
Operating income (loss)	(41)	(17)
Equity in results of non-consolidated companies	18	0
Financial income (expenses), net	0	0
Other taxes	0	0
Income (loss) before income taxes	(23)	(17)
Income tax benefits (expense)	14	6
Net income (loss) for the period	(9)	(11)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	(9)	(11)
International
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	3,137	2,548
Inter-segment net operating revenues	1,033	499
Net operating revenues	4,170	3,047
Cost of sales	(2,958)	(2,174)
Depreciation, depletion and amortization	(210)	(203)
Exploration, including exploratory dry holes	(54)	(75)
Impairment	0	(50)
Selling, general and administrative expenses	(220)	(191)
Research and development expenses	0	(1)
Other operating expenses	(180)	29
Costs and expenses	(3,622)	(2,665)
Operating income (loss)	548	382
Equity in results of non-consolidated companies	6	6
Financial income (expenses), net	0	0
Other taxes	(34)	(21)
Income (loss) before income taxes	520	367
Income tax benefits (expense)	(5)	(65)
Net income (loss) for the period	515	302
Less: Net income (loss) attributable to the noncontrolling interest	3	(17)
Net income (loss) attributable to Petrobras	518	285
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	9,832	8,311
Inter-segment net operating revenues	183	176
Net operating revenues	10,015	8,487
Cost of sales	(9,137)	(7,745)
Depreciation, depletion and amortization	(54)	(50)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(511)	(406)
Research and development expenses	(1)	(1)
Other operating expenses	26	30
Costs and expenses	(9,677)	(8,172)
Operating income (loss)	338	315
Equity in results of non-consolidated companies	2	0
Financial income (expenses), net	0	0
Other taxes	(7)	(5)
Income (loss) before income taxes	333	310
Income tax benefits (expense)	(113)	(105)
Net income (loss) for the period	220	205
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	220	205
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	(107)	(103)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(561)	(504)
Research and development expenses	(67)	(61)
Other operating expenses	(450)	(603)
Costs and expenses	(1,185)	(1,271)
Operating income (loss)	(1,185)	(1,271)
Equity in results of non-consolidated companies	0	0
Financial income (expenses), net	1,232	(278)
Other taxes	(64)	(30)
Income (loss) before income taxes	(17)	(1,579)
Income tax benefits (expense)	670	939
Net income (loss) for the period	653	(640)
Less: Net income (loss) attributable to the noncontrolling interest	(129)	(33)
Net income (loss) attributable to Petrobras	524	(673)
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	(27,136)	(21,416)
Net operating revenues	(27,136)	(21,416)
Cost of sales	26,328	20,889
Depreciation, depletion and amortization	0	1
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	33	39
Research and development expenses	0	0
Other operating expenses	14	(5)
Costs and expenses	26,375	20,924
Operating income (loss)	(761)	(492)
Equity in results of non-consolidated companies	0	0
Financial income (expenses), net	0	0
Other taxes	0	0
Income (loss) before income taxes	(761)	(492)
Income tax benefits (expense)	259	166
Net income (loss) for the period	(502)	(326)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	$ (502)	$ (326)

Note 16 - Segment Information, Reconciliation of revenues from segment to consolidated, International (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	$ 3,137	$ 2,548
Inter-segment net operating revenues	1,033	499
Net operating revenues	4,170	3,047
Cost of sales	(2,958)	(2,174)
Depreciation, depletion and amortization	(210)	(203)
Exploration, including exploratory dry holes	(54)	(75)
Impairment	0	(50)
Selling, general and administrative expenses	(220)	(191)
Research and development expenses	0	(1)
Other operating expenses	(180)	29
Costs and expenses	(3,622)	(2,665)
Operating income (loss)	548	382
Equity in results of non-consolidated companies	6	6
Other taxes	(34)	(21)
Income (loss) before income taxes	520	367
Income tax benefits (expense)	(5)	(65)
Net income (loss) for the period	515	302
Less: Net income (loss) attributable to the noncontrolling interest	3	(17)
Net income (loss) attributable to Petrobras	518	285
Exploration and Production
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	201	167
Inter-segment net operating revenues	1,059	659
Net operating revenues	1,260	826
Cost of sales	(294)	(176)
Depreciation, depletion and amortization	(178)	(164)
Exploration, including exploratory dry holes	(54)	(75)
Impairment	0	0
Selling, general and administrative expenses	(45)	(37)
Research and development expenses	0	0
Other operating expenses	(183)	4
Costs and expenses	(754)	(448)
Operating income (loss)	506	378
Equity in results of non-consolidated companies	(3)	(1)
Other taxes	(20)	(11)
Income (loss) before income taxes	483	366
Income tax benefits (expense)	(32)	(89)
Net income (loss) for the period	451	277
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	451	277
Refining, Transportation & Marketing
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	1,596	1,370
Inter-segment net operating revenues	618	349
Net operating revenues	2,214	1,719
Cost of sales	(2,055)	(1,614)
Depreciation, depletion and amortization	(17)	(21)
Exploration, including exploratory dry holes	0	0
Impairment	0	(50)
Selling, general and administrative expenses	(39)	(34)
Research and development expenses	0	0
Other operating expenses	9	(15)
Costs and expenses	(2,102)	(1,734)
Operating income (loss)	112	(15)
Equity in results of non-consolidated companies	4	5
Other taxes	(1)	(1)
Income (loss) before income taxes	115	(11)
Income tax benefits (expense)	6	(1)
Net income (loss) for the period	121	(12)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	121	(12)
Gas & Power
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	125	118
Inter-segment net operating revenues	11	10
Net operating revenues	136	128
Cost of sales	(97)	(101)
Depreciation, depletion and amortization	(5)	(5)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(2)	(1)
Research and development expenses	0	0
Other operating expenses	5	5
Costs and expenses	(99)	(102)
Operating income (loss)	37	26
Equity in results of non-consolidated companies	8	(36)
Other taxes	0	0
Income (loss) before income taxes	45	(10)
Income tax benefits (expense)	18	(1)
Net income (loss) for the period	63	(11)
Less: Net income (loss) attributable to the noncontrolling interest	(37)	(1)
Net income (loss) attributable to Petrobras	26	(12)
Distribution
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	1,209	887
Inter-segment net operating revenues	9	10
Net operating revenues	1,218	897
Cost of sales	(1,170)	(798)
Depreciation, depletion and amortization	(6)	(7)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(64)	(56)
Research and development expenses	0	0
Other operating expenses	3	3
Costs and expenses	(1,237)	(858)
Operating income (loss)	(19)	39
Equity in results of non-consolidated companies	3	4
Other taxes	(5)	(1)
Income (loss) before income taxes	(21)	42
Income tax benefits (expense)	(5)	(3)
Net income (loss) for the period	(26)	39
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	(26)	39
Corporate
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	0	0
Inter-segment net operating revenues	0	0
Net operating revenues	0	0
Cost of sales	0	0
Depreciation, depletion and amortization	(4)	(6)
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	(74)	(63)
Research and development expenses	0	(1)
Other operating expenses	(12)	32
Costs and expenses	(90)	(38)
Operating income (loss)	(90)	(38)
Equity in results of non-consolidated companies	(6)	34
Other taxes	(8)	(8)
Income (loss) before income taxes	(104)	(12)
Income tax benefits (expense)	8	29
Net income (loss) for the period	(96)	17
Less: Net income (loss) attributable to the noncontrolling interest	40	(16)
Net income (loss) attributable to Petrobras	(56)	1
Eliminations
Segment Reporting Revenue Reconciling Item [Line Items]
Net operating revenues from third parties	6	6
Inter-segment net operating revenues	(664)	(529)
Net operating revenues	(658)	(523)
Cost of sales	658	515
Depreciation, depletion and amortization	0	0
Exploration, including exploratory dry holes	0	0
Impairment	0	0
Selling, general and administrative expenses	4	0
Research and development expenses	0	0
Other operating expenses	(2)	0
Costs and expenses	660	515
Operating income (loss)	2	(8)
Equity in results of non-consolidated companies	0	0
Other taxes	0	0
Income (loss) before income taxes	2	(8)
Income tax benefits (expense)	0	0
Net income (loss) for the period	2	(8)
Less: Net income (loss) attributable to the noncontrolling interest	0	0
Net income (loss) attributable to Petrobras	$ 2	$ (8)

Note 16 - Segment Information, Capital Expenditures Incurred by Segment (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Capital expenditures incurred by segment
Exploration and Production	$ 4,421	$ 4,584
Refining, Transportation &Marketing	3,724	2,951
Gas &Power	572	1,241
International
Exploration and Production	451	706
Refining, Transportation &Marketing	142	17
Distribution	6	7
Gas &Power	18	1
Others	3	0
Distribution	144	66
Biofuels	131	5
Corporate	312	205
Total Capital expenditures incurred by segment	$ 9,924	$ 9,783

Note 17 - Acquisition/Sales of Assets and Interests, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								3 Months Ended
	Mar. 31, 2011 Innova S.A. [Member]	Oct. 30, 2013 Innova S.A. [Member]	Apr. 30, 2011 Innova S.A. [Member]	Mar. 21, 2011 BRF Biorefino de Lubrificantes S.A [Member]	Mar. 01, 2011 Logum Log��stica S.A [Member]	May 02, 2011 San Lorenzo Refinery [Member]	May 04, 2010 San Lorenzo Refinery [Member]	Nov. 24, 2010 Operations in Ecuador [Member]	Mar. 31, 2011 Companhia Mexilh��o do Brasil - CMB [Member]
Business Acquisition [Line Items]
Percentage owned	100.00%			49.00%	20.00%			30.00%
Acquisition Cost	$ 332								$ 69
Payment for acquisition		104	228
Sales points and associated wholesaler clients							360
Sale, amount						102
Loss in operations due to the uncertainties involving the process								$ 53